Prospectus
NOVEMBER 1, 2021
November 1, 2021
	Class I	Class R6
AGF Emerging Markets Equity Fund	AGQIX	AGQRX
AGF Global Sustainable Equity Fund (formerly, AGF Global Sustainable Growth Equity Fund)	AGPIX	AGPRX
Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
Not FDIC/NCUA Insured	Not a Deposit	May Lose Value	No Bank Guarantee	Not Insured by Any Government Agency

Fund Summaries
AGF Emerging Markets Equity Fund
Investment Objective
The Fund seeks to provide capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions and other fees to financial intermediaries, for buying and selling securities are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses
(expenses you pay each year as a % of the value of your investment)
	Class I	Class R6
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	40.26%	40.26%
Acquired Fund Fees and Expenses	0.03%	0.03%
Total Annual Fund Operating Expenses	41.09%	41.09%
Fee Waiver and Expense Reimbursement1	(40.11)%	(40.11)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.98%	0.98%

1
AGF Investments America Inc. (“AGFA”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.95% of each share class’s average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AGFA is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2024, and shall renew automatically for one-year terms unless AGFA provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example (for both Class I and Class R6)
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Class I
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$100	$312	$6,525	$10,357
Class R6
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$100	$312	$6,525	$10,357
The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2021, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in equity securities issued by companies that are economically tied to emerging market countries.
The equity securities in which the Fund invests are primarily publicly traded common stocks. For the purpose of the Fund’s 80% investment policy, equity securities also include preferred stock, convertible securities (that are in the money and immediately convertible into equity at the time of investment), warrants/rights, installment receipts, trust units and equity-linked investments such as depositary receipts (including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)), which are certificates typically issued by a bank or trust company that represent ownership interests in securities of non-U.S. companies, and participation notes (“P-Notes”), which are derivative instruments designed to replicate equity exposure in certain foreign markets where direct investment is impossible or difficult due to local investment restrictions.
AGFA defines emerging market countries to include those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Markets Index. The index sponsor may over time change the countries included within these indices. The Fund will normally maintain investments in companies economically tied to a minimum of three emerging market countries.
AGFA considers a company to be economically tied to emerging market countries if at least one of the following apply: a company’s securities are traded principally in an emerging market country; at least 50% of the company’s assets are located in emerging market countries; at least 50% of a company’s revenues are generated in emerging market countries; the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities in an emerging market country; the company is classified by a major benchmark index or market data services provider as having its primary country of risk in an emerging market country.

AGFA uses a quantitative framework to assist in determining in which countries to invest and the amount of the Fund’s assets to allocate to each country. AGFA then uses a bottom-up investment philosophy to uncover stocks that it views as being reasonably priced relative to their growth potential. The Fund may from time to time focus its investments in a particular country or geographic region.
The Fund may invest in a variety of investment vehicles, including exchange-traded funds (“ETFs”) and other mutual funds, including mutual funds and ETFs managed by AGFA or its affiliates.
The Fund may also invest in China-A shares listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong Kong Stock Connect program or listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock Connect program.
The Fund may also invest up to 20% of its net assets in securities that are either not equity securities and/or not economically to emerging market countries. These investments may include equity securities economically tied to developed market countries, treasury bills, bonds or other evidence of indebtedness, warrants, and short-term investments such as cash or cash equivalents. The Fund is non-diversified, which means it may invest a greater percentage of its assets in a limited number of issuers than a diversified fund.
Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise and future impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of the Fund.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by AGFA may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.
Equity Securities Risk.   The values of equity securities generally fluctuate, sometimes widely, based on real or perceived changes in an issuer’s financial condition and overall market, political and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have greater volatility, less stringent investor protection and disclosure standards, high transaction costs, limited legal recourse, and unreliable or untimely financial information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Emerging Markets Risk.   Investments in securities of issuers economically tied to emerging market economies are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the United States, and the ability of U.S. authorities to bring actions against bad actors may be limited.
Frontier Markets Risk.   Investments in securities of issuers domiciled in countries or issuers that are economically tied to emerging market economies that are included in the MSCI Frontier Markets Index present the same risks that exist in other emerging market economies but such risks may be greater in frontier market economies.
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities economically tied to foreign markets which the Fund may be unable or unwilling to invest in directly, and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.
Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and AGFA may not be able to take appropriate actions to mitigate losses to the Fund.
Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which AGFA valued the investment for purposes of the Fund’s net asset value. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investments in U.S. securities. Additionally, the Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.
Repurchase and Reverse Repurchase Agreements Risk.   Repurchase and reverse repurchase agreements are subject to counterparty risk in that if a counterparty becomes insolvent, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Reverse repurchase agreements may result in leverage to the Fund.

Credit Risk.   The value of a bond or other debt instrument is likely to be adversely affected if the issuer’s actual or perceived financial health deteriorates. The Fund’s investments in debt instruments are subject to counterparty risk and the risk that the issuer could be late in making principal and/or interest payments.
U.S. Government Securities Risk.   U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt instruments, particularly interest rate risk and credit risk.
Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
Limited Operating History Risk.   The Fund is newly organized with limited operating history, and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
Non-Diversification Risk:   The Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of one or more particular securities may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets.
Performance Information
Because the Fund does not have a full calendar year of performance as of the date of this Prospectus, no performance information for the Fund has been provided.
Management
Investment Adviser: AGF Investments America Inc.
Portfolio Manager
Regina Chi, Vice President and Portfolio Manager, has been the portfolio manager of the Fund since January 1, 2020.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Fund’s distributor, or through the Fund’s transfer agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class I shares and Class R6 shares may be bought by individuals and institutions (omnibus accounts are eligible to meet the initial investment minimum for Class I shares at the omnibus account level) with a $1,000,000 minimum requirement for initial investment (the initial minimum requirement may be waived for certain investors, and no minimum is required for additional investments). For more information, please see Purchasing, Selling and Exchanging Fund Shares on page 27.
Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a financial intermediary firm (such as a broker-dealer or bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary firm’s website for more information.

AGF Global Sustainable Equity Fund
(formerly, AGF Global Sustainable Growth Equity Fund)
Investment Objective
The Fund’s investment objective is to provide long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy, hold, and sell shares in the Fund. Transaction costs that may be incurred by the investor such as brokerage commissions and other fees to financial intermediaries, for buying and selling securities are not reflected in the table and examples below.
Shareholder Fees
(fees paid directly from your investment)
	Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	None
Annual Fund Operating Expenses
(expenses you pay each year as a % of the value of your investment)
	Class I	Class R6
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	22.13%	22.13%
Total Annual Fund Operating Expenses	22.78%	22.78%
Fee Waiver and Expense Reimbursement1	(21.98)%	(21.98)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.80%	0.80%

1
AGF Investments America Inc. (“AGFA”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares and Class R6 shares do not exceed 0.80% of each share class’s average daily net assets. In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AGFA is entitled to reimbursement by the Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement, provided that the Total Annual Fund Operating Expenses do not exceed the then-applicable expense cap or the expense cap in place at the time of the original fee waiver or reimbursement. This agreement will remain in effect until November 1, 2024, and shall renew automatically for one-year terms unless AGFA provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Example (for both Class I and Class R6)
The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:
Class I
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$4,534	$10,108
Class R6
1 YEAR	3 YEARS	5 YEARS	10 YEARS
$82	$255	$4,534	$10,108
The above example reflects a contractual fee waiver/expense reimbursement arrangement for the current duration of the arrangement, which is three years. Therefore, only the first three years of the expenses for the 5 year and 10 year periods reflect the contractual fee waiver/expense reimbursement arrangement.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended June 30, 2021, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings) in equity securities. Equity securities include, among other instruments, common stock, preferred stock, convertible securities (that are in the money and immediately convertible into equity at the time of investment), installment receipts, trust units, and equity-linked investments such as depositary receipts and participatory notes. The Fund generally invests in shares of companies located throughout the world, including in the United States. Under normal market conditions, the Fund will invest at least 40% of its net assets, unless market conditions are deemed unfavorable by AGFA, the Fund’s investment adviser, in companies that are economically tied to countries throughout the world, including by being organized outside of the United States or conducting substantial business outside of the United States. The Fund will normally maintain investments in companies economically tied to a minimum of three countries in addition to the United States.
The Fund may invest up to 20% of its assets in issuers located in emerging market countries. AGFA defines emerging market countries to mean those countries that are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and those countries that are included in the MSCI Frontier Market Index.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amounts of any borrowings) in securities of companies that AGFA believes are positively exposed to sustainable investment themes. AGFA has identified a number of sustainable investment themes that are consistent with the environmental concept of sustainable development, which, as defined in a 1987 report of the World Commission on Environment and Development, is economic development that meets the needs of current generations without compromising the ability of future generations to meet theirs. Examples of these sustainable investment themes may include Energy and Power Technologies, Waste Management and Pollution Control, Water and Waste Water Solutions and Environmental Health and Safety. The sustainable investment themes are not necessarily limited to the examples provided above and may change over time based on AGFA’s research. The Fund does not generally expect to invest in companies that are fossil fuel producers. Additionally, the Fund can be expected to emphasize investments in sectors such as Industrials that tend to include companies that are positively exposed to sustainable investment themes and may have a reduced weighting to other sectors such as Financials that are traditionally less exposed to sustainable investment themes. Within this framework, AGFA looks for companies that possess proven management, proprietary and strategic advantages and financial strength.
The Fund may invest in a variety of investment vehicles, including exchange-traded funds (“ETFs”) and other mutual funds, including mutual funds and ETFs managed by AGFA or its affiliates. The Fund may also invest up to 20% of its net assets in treasury bills, bonds or other evidence of indebtedness, warrants, and cash or cash equivalents.
Principal Investment Risks
There can be no guarantee that the Fund will achieve its investment objective. The Fund is not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Market Risk.   The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares. Although the precise and future impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of the Fund.
Portfolio Management Risk.   The investment strategies, practices and risk analysis used by AGFA may not produce the desired results. In addition, the Fund may not achieve its investment objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of the Fund’s holdings.
Equity Securities Risk.   The value of equity securities generally fluctuate, sometime widely, based on real or perceived changes in an issuer’s financial condition and overall market, political and economic conditions, including stock market and industry conditions. A decline in the value of an equity security held by the Fund will adversely affect the value of your investment.
Sustainable Investing Risk.   Because the Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes. There are significant differences in interpretations of what it means for a company to have positive exposure to sustainable investment themes. The Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in other sectors, due to their lack of positive exposure to sustainable investment themes. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. In addition, sustainable investing considerations may be linked to long-term rather than short-term returns.
Foreign Securities Risk.   Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Foreign markets, especially those in less developed economies, are generally more illiquid than U.S. markets, meaning that it could be harder for the

Fund to dispose of a particular security than if it were traded on a U.S. exchange. Foreign securities markets may also have greater volatility, less stringent investor protection and disclosure standards, high transaction costs, limited legal recourse and unreliable or untimely information. The value of foreign securities may also be adversely affected by changes in currency exchange rates.
Foreign Currency Risk.   Investing in securities that trade and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. A stronger U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Emerging Markets Risk.   Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.
Equity-Linked Investments Risk.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. Equity-linked investments allow the Fund to invest in equity securities located in foreign markets which the Fund may be unable or unwilling to invest in directly and may expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Fund to counterparty risk.
Depositary Receipts Risk.   Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers. In addition, because the underlying securities may be trading on a non-U.S. market, the value of the underlying security may decline, sometimes rapidly, at a time when U.S. markets are closed and AGFA may not be able to take appropriate actions to mitigate losses to the Fund.
Exchange-Traded Funds and Other Investment Companies Risk.   The risks of investing in ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, the Fund bears its proportionate share of the fees and expenses of the underlying fund, which may have an adverse impact on the Fund’s operating expenses and performance and may affect the value of your investment.
Hedging Risk.   The Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful, and, even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
Liquidity Risk.   Liquidity risk exists when investments are difficult to purchase, sell or price accurately. This can reduce the Fund’s returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices. An illiquid investment is hard to value and may be sold at a price that is different from the price at which AGFA valued the investment for purposes of the Fund’s net asset value. Additionally, the Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption requests or to raise cash to pursue other investment opportunities, a Fund may be forced to sell investments at disadvantageous times or prices, which may adversely affect the Fund.
Repurchase and Reverse Repurchase Agreements Risk.   Repurchase and reverse repurchase agreements are subject to counterparty risk in that if a counterparty becomes insolvent, recovery of the repurchase price owed to the Fund or, in the case of a reverse repurchase agreement, the securities sold by the Fund, may be delayed. Reverse repurchase agreements may result in leverage to the Fund.

Credit Risk.   The value of a bond or other debt instrument is likely to be adversely affected if the issuer’s actual or perceived financial health deteriorates. The Fund’s investments in debt instruments are subject to counterparty risk and the risk that the issuer could be late in making principal and/or interest payments.
U.S. Government Securities Risk.   U.S. government securities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities are subject to the risks associated with fixed-income and debt instruments, particularly interest rate risk and credit risk.
Large Shareholders Risk.   The Fund is subject to the risk that a large investor may purchase or redeem a large percentage of Fund shares at any time. As a result, the Fund’s performance or liquidity may be adversely affected because the Fund may have to sell investments at disadvantageous times or prices or hold cash when it would not otherwise do so to meet large redemption requests.
Limited Operating History Risk.   The Fund is newly organized with limited operating history, and there can be no assurance that the Fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
Performance Information
The bar chart and table that follow show how Class I shares of the Fund performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the average annual returns of Class I shares of the Fund compare against the MSCI World Net Index and broad-based securities market indices. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, please visit the Fund’s website at www.agf.com.
For the period shown in the bar chart above:
Best Quarter	(June 30, 2020)	28.42%
Worst Quarter	(March 31, 2020)	(17.21)%
The year-to-date return as of the calendar quarter ended September 30, 2021 is 10.73%.
Average Annual Total Returns (for the periods ended December 31, 2020)	One Year	Since Inception of Fund	Inception Date of Fund
Before Taxes	44.55%	17.35%	November 3, 2017
After Taxes on Distributions	44.48%	17.32%	=
After Taxes on Distributions and Sale of Shares	26.53%	13.77%	=
MSCI World Net Index1	15.90%	11.07%	=

1
The performance of the MSCI World Net Index is reduced by the taxes on dividends paid by the international securities issuer in the index.

Average annual total returns are shown on a before- and after-tax basis for the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares. After-tax returns are shown for Class I only. After-tax returns for Class R6 may vary.
Management
Investment Adviser: AGF Investments America Inc.
Portfolio Manager
Martin Grosskopf, Vice President and Portfolio Manager, has been the portfolio manager of the Fund since November 2017.
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares through your broker-dealer, other financial intermediary that has an agreement with the Fund’s distributor, or through the Fund’s transfer agent. You may purchase, redeem or exchange shares of any class of the Fund on any day the New York Stock Exchange is open for business. Class I shares and Class R6 shares may be bought by individuals and institutions (omnibus accounts are eligible to meet the initial investment minimum for Class I shares at the omnibus account level) with a $1,000,000 minimum requirement for initial investment (the initial minimum requirement may be waived for certain investors, and no minimum is required for additional investments). For more information, please see Purchasing, Selling and Exchanging Fund Shares on page 27.
Tax Information
The Fund’s distributions are expected to be taxable as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a financial intermediary firm (such as a broker-dealer or bank), the Fund’s related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the financial intermediary firm or your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary firm’s website for more information.

Additional Information Regarding Investment Objective and Principal Investment Strategies
The Board of Trustees of AGF Investments Trust (the “Trust”), of which each of the AGF Emerging Markets Equity Fund and AGF Global Sustainable Equity Fund (each a “Fund” and together, the “Funds”) is a series, may change each Fund’s investment objective and principal investment strategies at any time without shareholder approval. The Funds will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law.
The AGF Emerging Markets Equity Fund has adopted a non-fundamental policy pursuant to Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) to invest, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities issued by companies that are economically tied to emerging market countries. The AGF Global Sustainable Equity Fund has adopted a non-fundamental policy pursuant to Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of its net assets (plus the amounts of any borrowings for investment purposes) in equity securities. Should a Fund change its policy, the Fund would provide shareholders at least 60 days’ notice prior to making the change. AGFA defines emerging market countries to include those countries that are included in the MSCI Emerging Markets Index and those countries that are included in the MSCI Frontier Markets Index. The index sponsor may over time change the countries included within these indices. The AGF Emerging Markets Equity Fund will normally maintain investments in companies economically tied to a minimum of three emerging market countries. For purposes of the AGF Emerging Markets Equity Fund’s compliance with this 80% policy, the Fund may use derivatives, closed-end funds, exchange-traded funds (“ETFs”) and other mutual funds to gain exposure to equity securities economically tied to emerging market countries. For purposes of the AGF Global Sustainable Equity Fund’s compliance with its 80% policy, the Fund may use derivatives, closed-end funds, ETFs and other mutual funds to gain exposure to equity securities. Such derivatives usually will be valued on a mark-to-market basis. Each Fund may invest in certain ETFs that have obtained exemptive orders from the SEC that permit registered investment companies to invest in those ETFs beyond the limits of the 1940 Act, subject to certain conditions. (Ordinarily, the 1940 Act would limit the Fund’s investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets.) In reliance on such exemptive orders, a Fund may generally invest in excess of these 5% and 10% limitations in a single ETF or in multiple ETFs, respectively.
The Funds may, from time to time and at the discretion of the Funds’ investment adviser, AGF Investments America Inc. (“AGFA”), take temporary positions that are inconsistent with the Funds’ principal investment strategies to seek to respond to adverse or unstable market, economic, political, or other conditions or abnormal circumstances, such as large cash inflows or anticipated large redemptions. For example, the Funds may invest some or all of its assets in cash, derivatives, fixed-income instruments, government bonds, money market securities, repurchase agreements or securities of other investment companies, including money market funds. The Funds may be unable to pursue or achieve their respective investment objectives during such time, and temporary investments could reduce the benefit to the Funds from any upswing in the market.
The Funds’ investment policies, limitations and other guidelines typically apply at the time an investment is made. As a result, the Funds generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made but subsequently do not meet the investment policy or limitation.
The Funds are subject to certain investment policy limitations referred to as “fundamental policies.” The full text of the Funds’ fundamental policies is included in the Funds’ Statement of Additional Information (“SAI”).

AGF Funds

Additional Information Regarding Principal Risks
Information about each Fund’s principal investment strategies and principal risks is provided in the summary section for each Fund. Below is additional information describing in greater detail the principal investment strategies and practices as well as principal and certain non-principal risks for each Fund. The Funds may use the investments or strategies discussed below to different degrees and, therefore, may be subject to the risks described below to different degrees.
A Fund may hold investments and engage in investment practices that are not part of its principal investment strategies. An investment or type of security specifically identified in the summary prospectus of each Fund is an instrument or type of security that may be a principal investment for such Fund. Further information is provided in the SAI, which you may find helpful to your investment decision. An investment or type of security only identified in the SAI typically is treated as a non-principal investment for a Fund. The fact that a particular risk was not listed as a principal risk for a Fund does not mean that the Fund is prohibited from investing its assets in securities or investments that give rise to that risk.
Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund, including those described below, could be heightened and a Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.
Principal Investment Risks	AGF Emerging Markets Equity Fund	AGF Global Sustainable Equity Fund
Credit Risk	X	X
Depositary Receipts Risk	X	X
Emerging Markets Risk	X	X
Equity Securities Risk	X	X
Equity-Linked Investments Risk	X	X
Exchange-Traded Funds and Other Investment Companies Risk	X	X
Foreign Currency Risk	X	X
Foreign Securities Risk	X	X
Frontier Markets Risk	X	X
Hedging Risk		X
Large Shareholders Risk	X	X
Liquidity Risk	X	X
Market Risk	X	X
New Fund Risk	X	X
Non-Diversification Risk	X
Portfolio Management Risk	X	X
Repurchase and Reverse Repurchase Agreements Risk	X	X
Sustainable Investing Risk		X
U.S. Government Securities Risk	X	X
Market Risk.   The market value of the Funds’ investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or

AGF Funds

perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect the Funds’ net asset value (“NAV”), regardless of the individual results of the securities and other investments in which the Funds invest. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of the Funds’ shares may fall, sometimes sharply and for extended periods, causing investors to lose money.
In addition, events in the financial markets and economy may cause volatility and uncertainty and adversely affect a Fund’s performance. For example, a decline in the value and liquidity of securities held by the Funds (including traditionally liquid securities), unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, and an increase in Fund expenses may adversely affect the Funds. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Funds invest in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Funds in unforeseen ways, causing the Funds to modify its existing investment strategies or techniques.
Although the precise and future impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to the Fund and may adversely affect the performance of a Fund.
Portfolio Management Risk.   The Funds are actively managed and are therefore subject to investment management risk. The strategies used and investments selected by AGFA may fail to produce the intended result and a Fund may not achieve its objective, including during a period in which AGFA takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. The securities selected for a Fund may not perform as well as other securities that were not selected for the Fund. As a result, a Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market. Each Fund is also subject to the risk that deficiencies in the internal systems or controls of AGFA or another service provider will cause losses for the Fund or hinder Fund operations. For example, trading delays or errors (both human and systemic) could prevent a Fund from purchasing a security expected to appreciate in value.
Equity Securities Risk.   Stock markets are volatile. The prices of individual equity securities can rise and fall with the fortunes of the companies that issue them or with general stock market conditions. Changes in the price of individual equity securities held by a Fund will affect the Fund’s NAV. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Equity securities recently experienced, and may continue to experience, heightened volatility and therefore, a Fund’s investments in equity securities are subject to heightened risks related to volatility.
Sustainable Investing Risk.   Because the AGF Global Sustainable Equity Fund focuses on equity securities of companies that AGFA believes meet the concept of sustainable development, the Fund’s universe of investments may be smaller than that of other funds that do not focus on sustainable investment themes, which may increase the risk of loss during market declines. In addition, sustainable investing considerations may be linked to long-term rather than short-term returns. The AGF Global Sustainable Equity Fund may forgo opportunities to gain exposure to certain attractive companies in certain industries and sectors, such as fossil fuel producers, and may have a reduced weighting in others, due to their lack of positive exposure to sustainable investment themes. There are significant differences in interpretations of what it means for a company to have positive exposure to sustainable investment themes. The AGF Global Sustainable Equity Fund may have to sell

AGF Funds

a security when it might otherwise be disadvantageous to do so. Because of these themes, the Fund may underperform the market as a whole if such investments underperform the market. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the Fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. In evaluating an issuer, AGFA utilizes information and data obtained, in part, through voluntary or third-party reporting that may be incomplete, inaccurate or unavailable, which could cause AGFA to incorrectly assess an issuer’s business practices with respect to the AGF Global Sustainable Equity Fund’s sustainable investment themes. There is no guarantee that AGFA’s efforts to focus on investments in companies that meet the concept of sustainable development will be successful or have a positive impact on the Fund’s performance.
Foreign Securities Risk.   Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.
Securities traded in foreign markets have often (though not always) performed differently from securities traded in the United States. However, such investments often involve special risks not present in U.S. investments that can increase the chances that the Funds will lose money. In particular, the Funds are subject to the risk that because there may be fewer investors on foreign exchanges and a smaller number of securities traded each day, it may be more difficult for the Funds to buy and sell securities on those exchanges and at the expected price. In addition, prices of foreign securities may go up and down more frequently and in wider ranges than prices of securities traded in the United States.
Changes to the real or perceived financial condition or credit rating of foreign issuers may also adversely affect the value of a Fund’s securities. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Because legal systems differ from country to country, there is also the possibility that it will be difficult to obtain or enforce legal judgments in favor of a Fund in certain countries. Since foreign exchanges may be open on days when the Funds do not price their shares, the value of the securities in the Funds’ portfolios may change on days when shareholders will not be able to purchase or sell shares. Conversely, a Fund’s shares may trade on days when foreign exchanges are closed. Investments in foreign securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Each of these factors can make investments in a Fund more volatile and potentially less liquid than other types of investments.
The Funds may trade in futures, forward and option contracts on exchanges located outside the United States where the U.S. commodity futures regulations may not apply. Some foreign exchanges, in contrast to U.S. exchanges, are “principals’ markets” in which performance with respect to a contract is the responsibility only of the individual member with whom the trader has entered into a contract and not of the exchange or clearinghouse, if any. In the case of trading on such foreign exchanges, the Funds will be subject to the risk of the inability of, or refusal by, the counterparty, to perform with respect to such contracts. The Funds also may not have the same access to certain trades as do various other participants in foreign markets. Due to the absence of a clearinghouse system on certain foreign markets, such markets are significantly more susceptible to disruptions than U.S. exchanges.
Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate a Fund’s ability to purchase or sell securities or groups of securities, and thus may make a Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, a Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to a Fund.

AGF Funds

Foreign Currency Risk.   Securities and other instruments in which a Fund invests may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Each Fund’s NAV is determined on the basis of U.S. dollars; therefore, unless perfectly hedged, the Fund may lose value if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund’s holdings goes up. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the overall economic health of the issuer. Currency exchange rates also can be affected unpredictably by intervention; by failure to intervene by U.S. or foreign governments or central banks; or by currency controls or political developments in the United States or abroad. Changes in foreign currency exchange rates may affect the NAV of a Fund and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority would have a significant impact on the value of any investments denominated in that currency.
Depositary Receipts Risk.   In some cases, rather than directly holding securities of non-U.S. companies, the Funds may hold these securities through a depositary security and receipt (an “ADR” — American Depositary Receipt, a “GDR” — Global Depositary Receipt or an “EDR” — European Depositary Receipt). A depositary receipt is issued by a bank or trust company to evidence its ownership of securities of a non-local corporation. Investments in depositary receipts expose the Funds to the same risks as if the Funds invested in the underlying security directly, and exposes the Funds to additional risks. The currency of a depositary receipt may be different than the currency of the non-local corporation to which it relates. The value of a depositary receipt will not be equal to the value of the underlying non-local securities to which the depositary receipt relates as a result of a number of factors. These factors include the fees and expenses associated with holding a depositary receipt, the currency exchange relating to the conversion of foreign dividends and other foreign cash distributions into local currencies, and tax considerations such as withholding tax and different tax rates between the jurisdictions.
In addition, the rights of the Funds as holders of a depositary receipt may be different than the rights of holders of the underlying securities to which the depositary receipt relates, and the market for a depositary receipt may be less liquid than that of the underlying securities. Depositary receipts may be “sponsored” or “unsponsored” and may be unregistered and unlisted. Sponsored depositary receipts are established jointly by a depositary and the underlying issuer, whereas unsponsored depositary receipts may be established by a depositary without participation by the underlying issuer. Holders of an unsponsored depositary receipt generally bear all the costs associated with establishing the unsponsored depositary receipt. The foreign exchange risk will also affect the value of the depositary receipt and, as a consequence, the performance of the Funds holding the depositary receipt. As the terms and timing with respect to the depositary for a depositary receipt are not within the control of the Funds or their portfolio manager, and if the portfolio manager chooses only to hold depositary receipts rather than the underlying security, the Funds may be forced to dispose of the depositary receipt, thereby eliminating its exposure to the non-local corporation, at a time not selected by the portfolio managers of the Funds, which may result in losses to the Funds or the recognition of gains at a time which is not opportune for the Funds. Where the custodian or similar financial institution that holds the issuer’s shares in a trust account is located in a country that does not have developed financial markets, the Funds could be exposed to the credit risk of the custodian or financial institution and greater market risk. In addition, the depository institution may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.
Emerging Markets Risk.   The Funds may invest in issuers located in or economically tied to emerging market economies (including frontier market economies). The value of mutual funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities. Also, some emerging markets economies may face political or other non-economic events that

AGF Funds

may have an impact on the normal functioning of the securities markets. Investments in emerging market economies also subject the Funds to risks relating to: (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) lower levels of government regulation and less extensive legal, accounting, auditing, financial and other reporting requirements than those in more developed markets, which may reduce the scope, reliability or quality of financial information available to investors; (vii) high rates of inflation for prolonged periods; and (viii) particular sensitivity to global economic conditions. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Funds may also be subject to risk if they invest in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors. Sovereign debt of emerging countries may be in default or present a greater risk of default. The same risks exist and may be greater in frontier markets.
In addition, the AGF Emerging Markets Equity Fund may be subject to:
China Risk and Hong Kong Risk.   Investing in securities of issuers located in or economically tied to China or Hong Kong involves certain risks and considerations, including, more frequent trading suspensions (by the government or the issuer itself), government interventions, nationalization of assets, currency exchange rate fluctuations or blockages, limits on the use of brokers and on foreign ownership, different financial reporting standards, higher dependence on exports and international trade, potential for increased trade tariffs, embargoes and other trade limitations, and custody risks.
Since 1997, China allows Hong Kong to maintain a high degree of autonomy with regard to its political, legal and economic systems through an agreement for a period of at least 50 years. China controls matters that relate to defense and foreign affairs but does not tax Hong Kong, does not limit the exchange of the Hong Kong dollar for foreign currencies and does not place restrictions on free trade in Hong Kong. There is no guarantee that China will continue to honor the agreement and China may change its policies regarding Hong Kong in the future. Any such change may adversely affect market conditions and the performance of Chinese and Hong Kong issuers and the value of securities in the Fund’s portfolio.
Stock Connect Risk.   The Fund may invest in eligible China A-shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai-Hong Kong Stock Connect program or listed and traded on the Shenzhen Stock Exchange (“SZSE”) through the Shenzhen-Hong Kong Stock Connect program. The Shanghai-Hong Kong Stock Connect program is a securities trading and clearing program developed by Hong Kong Exchanges and Clearing Limited, SSE and China Securities Depository and Clearing Corporation Limited (“CSDC”) for the establishment of mutual market access between The Stock Exchange of Hong Kong Limited (“SEHK”) and SSE. Similarly, the Shenzhen-Hong Kong Stock Connect program is a securities trading and clearing program developed by the SEHK, SZSE, Hong Kong Securities Clearing Company Limited, and CSDC for the establishment of mutual market access between SEHK and SZSE. Each of the Shanghai-Hong Kong Stock Connect program and Shenzhen-Hong Kong Stock Connect program are herein referred to as “Stock Connect.” Stock Connect Securities generally may not be sold, purchased or transferred other than through Stock Connect in accordance with its rules and regulations. While Stock Connect is not subject to individual investment quotas, there are daily and aggregate investment quotas imposed by Chinese regulations which apply to all Stock Connect participants. These quotas may restrict or preclude the Fund’s ability to invest in Stock Connect Securities at the Fund’s preferred time.

AGF Funds

Variable Interest Entities Risk.   The Funds may gain exposure to certain operating companies in China through legal structures known as variable interest entities (“VIEs”). Because of Chinese governmental restrictions on non-Chinese ownership of companies in certain sectors by foreign individuals and entities (including U.S. persons and entities such as the Funds), certain Chinese companies have used VIEs in order to facilitate foreign investment. In such cases, a China-based operating company typically establishes an offshore company, and the offshore company enters into service and other contracts with the China-based company, then issues shares on a foreign exchange, such as the New York Stock Exchange. Foreign investors hold stock in the offshore company rather than directly in the China-based operating company. This arrangement allows non-Chinese investors, such as the Funds, to obtain economic exposure to the China-based company without direct equity ownership. VIEs are well known to officials and regulators in China; however, VIEs are not formally recognized under Chinese law. Recently, the government of China provided new guidance to and placed restrictions on China-based companies raising capital offshore, including through VIEs. Investors, such as the Funds, face uncertainty about future actions by the government of China that could significantly affect VIEs’ financial performance and the enforceability of the offshore company’s contractual arrangements.
Frontier Markets Risk.   Investments in securities of issuers domiciled in countries or issuers that are economically tied to emerging market economies that are included in the MSCI Frontier Markets Index present the same risks that exist in other emerging market economies but such risks may be greater in frontier market economies.
Equity-Linked Investments.   Equity-linked investments, such as participatory notes, are traded over-the-counter and are designed to replicate the performance of the underlying asset. An equity-linked investment involves additional risks beyond the risks normally associated with a direct investment in the underlying security and its performance may differ from the underlying security’s performance. Holders of equity-linked investments such as participation notes do not have the same rights as an owner of the underlying stock and are subject to the credit risk of the issuer, and participation notes are privately issued and may be illiquid. Equity-linked investments allow a Fund to invest in equity securities located in or economically tied to foreign markets which the Fund may be unable or unwilling to invest in directly, and expose the Fund to the risks of the underlying or reference foreign security. In addition, the performance of equity-linked securities may not correlate to the performance of the underlying security due to transaction costs and other expenses. Equity-linked investments also expose the Funds to counterparty risk, which is the risk that the issuer of such investment — which is different from the issuer of the underlying investment — may be unwilling or unable to fulfill its obligations. There is no guarantee that a liquid market will exist or that the counterparty or issuer of such investments will be willing to repurchase them when a Fund wishes to sell them. If a counterparty becomes bankrupt or insolvent or otherwise fails or is unwilling to perform its obligations to a Fund due to financial difficulties or for other reasons, the Fund may experience significant losses or delays in obtaining any recovery (including recovery of any collateral the counterparty has provided to the Fund in respect of the counterparty’s obligations to the Fund or that the Fund has provided to the counterparty) in a dissolution, assignment for the benefit of creditors, liquidation, winding-up, bankruptcy, or other analogous proceeding.
Exchange-Traded Funds and Other Investment Companies Risk.   The Funds may invest in underlying funds. An investment in an underlying fund exposes a Fund to the risks associated with the underlying fund’s investments. A Fund will bear its proportionate share of the management and other fees and expenses of the underlying fund. If an underlying fund suspends redemptions or does not calculate its NAV, the Funds may not be able to value part of its assets. An adjustment to a Fund’s holdings of underlying funds may result in gains being distributed to shareholders of the Fund. As a result of such adjustments, the underlying fund may have to make large purchases or sales of securities to meet the purchase or redemption requests of a Fund. The portfolio manager of the underlying fund may have to change the underlying fund’s holdings significantly or may be forced to buy or sell investments at unfavorable prices, which can affect its performance and the performance of a Fund. Additionally, AGFA is subject to potential conflicts of interest if a Fund invests in investment vehicles advised by AGFA or an affiliate of AGFA. The SEC has adopted changes to the regulatory framework governing investments by investment companies in other investment companies, which may adversely affect a Fund’s ability to invest in one or more investment companies in excess of applicable statutory limits.

AGF Funds

The risks of investing in ETFs generally include, among others:
•
Absence of an active market and lack of operating history risk.   There is no guarantee that any particular ETF will be available or will continue to be available at any time. The ETFs may be newly or recently organized investment funds with limited or no previous operating history. Although the ETFs are or will be listed on a U.S. exchange, there can be no assurance that an active public market for an ETF will develop or be sustained.

•
Leverage risk.   Some ETFs may employ leverage (“Leveraged ETF”) in an attempt to magnify returns by either a multiple or an inverse multiple of the particular commodity, benchmark, market index, or industry sector. This can result in the Leveraged ETF experiencing more volatility than the particular commodity, benchmark, market index, or industry sector, and achieving longer-term returns that deviate significantly from the particular commodity, benchmark, market index, or industry sector. An investment in a Leveraged ETF may therefore be highly speculative. In addition, Leveraged ETFs can magnify potential gains or losses, and as a result typically have a higher degree of risk than an ETF that simply tracks the particular commodity, benchmark, market index, or industry sector.

•
Sales at market price risk.   The Funds’ ability to realize the full value of an investment in an underlying ETF will depend on the Funds’ ability to sell such ETF’s shares on a securities market at the then-current market price. If a Fund chooses to exercise its rights to sell ETF shares, then it may receive less than 100% of the ETF’s then-current net asset value per share.

•
Reinvestment risk.   If an underlying ETF pays distributions in cash that the Funds are not able to reinvest in additional units or shares of the ETF on a timely or cost-effective basis, then the performance of the Funds will be impacted by holding such uninvested cash.

•
Trading price of ETFs risk.   Shares of an ETF may trade in the market at a premium or discount to the ETF’s NAV per share and there can be no assurance that shares will trade at prices that reflect their NAV. The trading price of the shares will fluctuate in accordance with changes in the ETF’s NAV, as well as market supply and demand on the ETF’s listing exchange.

•
ETF index risks.   The Funds may invest in ETFs which (i) invest in securities that are included in one or more indices in substantially the same proportion as those securities are reflected in a referenced index or indices, or (ii) invest in a manner that substantially replicates the performance of such a referenced index or indices, whether on a leveraged or unleveraged basis.

•
Calculation and termination of the indices risk.   If the computer or other facilities of the index providers or a stock exchange malfunction for any reason, calculation of the value of the indices and the determination by the manager of the prescribed number of units or shares and baskets of securities may be delayed and trading in units or shares of the ETF may be suspended for a period of time. In the event that an index provider ceases to calculate the indices or the license agreement with the manager of an ETF is terminated, the manager of the ETF may terminate the relevant ETF, change the investment objective of the ETF or seek to replicate an alternative index, or make such other arrangements as the manager determines.

•
Cease trading of constituent securities risk.   If constituent securities of the indices are cease traded at any time by order of a stock exchange, a securities regulatory authority or other relevant regulator, the manager of the ETF may suspend the exchange or redemption of units or shares of the ETF until such time as the transfer of the securities is permitted by law.

•
Index investment strategy risk.   The indices on which the ETFs are based are not typically created by the index providers for the purpose of the ETFs. In most cases, the index providers have the right to make adjustments or to cease calculating the indices without regard to the particular interests of the manager of the ETF, the ETF, or the investors in the ETF.

•
Rebalancing and adjustment risk.   Adjustments to baskets of securities held by ETFs to reflect rebalancing of and adjustments to the ETFs’ underlying indices will depend on the ability of the manager of the ETF and its authorized participants to rebalance and adjust the ETF’s portfolio as intended. If such parties fail

AGF Funds

to rebalance and adjust the ETF’s portfolio as intended, an ETF would be required to sell or purchase, as the case may be, constituent securities of its underlying index in the market. If this happens, the ETF would incur additional transaction costs that would cause the performance of the ETF to deviate more significantly from the performance of such index than would otherwise be expected.
•
Risk of not replicating the indices.   The ETFs will not replicate exactly the performance of the underlying indices on which they are based because the total return generated will be reduced by the management fee payable to the manager of the ETF and transaction costs incurred in adjusting the portfolio of securities held by the ETFs and other expenses of the ETFs, whereas such transaction costs and expenses are not included in the calculation of such indices. It is also possible that, for a short period of time, the ETFs may not fully replicate the performance of such indices due to the temporary unavailability of certain securities that are included in an index in the secondary market or due to other circumstances.

•
Tracking error risk.   Deviations in the tracking by an ETF of the index on which it is based could occur for a variety of reasons. For example, tracking error may occur because of differences between the securities and other instruments held in the ETF’s portfolio and those included in the underlying index.

Adjustments to the basket of securities necessitated by the rebalancing of or adjustment to an index could affect the underlying market for constituent securities of the applicable index which in turn would be reflected in the value of that index. Similarly, subscriptions for units of an ETF by authorized participants may impact the market for constituent securities of the index, as the authorized participant seeks to buy or borrow such securities to constitute baskets of securities to deliver to the ETF as payment for the units to be issued.
•
ETF industry sector risk.   The Funds may invest in ETFs that provide exposure to securities involving industry sector risks. Investing in one specific sector of the stock market entails greater risk (and potential reward) than investing in all sectors of the stock market. If a sector declines or falls out of favor, the share values of most or all of the companies in that sector will generally fall faster than the market as a whole. The opposite is also true.

An industry can be significantly affected by, among other things, supply and demand, speculation, events relating to international political and economic developments, energy conservation, environmental issues, increased competition from other providers of services, commodity prices, regulation by various government authorities, government regulation of rates charged to customers, service interruption due to environmental, operational or other mishaps, the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards, and general changes in market sentiment. Moreover, it is possible that other developments, such as increasingly strict environmental and safety laws and regulations and enforcement policies thereunder and claims for damages to property or persons resulting from operations, could result in substantial costs and liabilities, delays or an inability to complete projects or the abandonment of projects.
Exposure to equity securities that have exposure to commodity markets may entail greater volatility than traditional securities. The value of securities exposed to commodity markets may be affected by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes and tariffs.
The extent of these factors cannot be accurately predicted and will change from time to time, but a combination of these factors may result in issuers not receiving an adequate return on invested capital. Many industries are very competitive and involve many risks that even a combination of experience, knowledge and careful evaluation may not be able to overcome.
Hedging Risk.   The AGF Global Sustainable Equity Fund’s hedging strategies against declines in security prices, financial markets, exchange rates and interest rates may not be successful or cost effective, and, even if they are successful, the Fund’s exposure to a certain risk may not be fully hedged at all times and the Fund may still lose money on a hedged position.
The AGF Global Sustainable Equity Fund may enter into foreign currency forward contracts in order to protect against the potential decline in value of its foreign currency-denominated portfolio securities due to a potential

AGF Funds

decline in the value of the foreign currencies against the U.S. dollar. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the contract date, at a price set at the time of the contract. In addition, the Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.
There are several risks associated with the use of futures contracts and futures options as hedging techniques. Investments in forward foreign currency contracts and futures contracts may not perfectly offset actual fluctuations in the exchange rate between foreign currencies and the U.S. dollar, including because currency exchange rates are volatile. In addition, forward foreign currency contracts are OTC contracts that depend on performance by a counterparty; if such counterparty fails to perform, the AGF Global Sustainable Equity Fund may lose money. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Liquidity Risk.   The Funds may hold investments that are illiquid, which means that the Funds reasonably expect the investments cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investments. Investments may be illiquid for a variety of reasons, including because of legal restrictions, the nature of the investment itself, settlement terms, or for other reasons. Sometimes, there may simply be a shortage of buyers. Additionally, liquid investments may become illiquid after purchase by a Fund, particularly during periods of adverse market or economic conditions. To the extent that the Funds’ investment strategies involve securities of companies with smaller market capitalizations, non-U.S. securities, or derivatives, the Funds will tend to have greater exposure to liquidity risk. If a Fund has trouble selling an investment, the Fund can lose money or incur extra costs which could prevent the Fund from taking advantage of other investment opportunities. In addition, illiquid investments may be more difficult to value accurately, may experience larger price changes, and may be sold at a price that is different from the price at which it is valued for purposes of a Fund’s NAV. This can cause greater fluctuations in a Funds’ NAV. Investments in non-U.S. securities, particularly those of issuers located in emerging market countries, tend to have greater exposure to liquidity risk than investments in U.S. securities.
Repurchase and Reverse Repurchase Agreements Risk.   Through a repurchase agreement, the Funds buy securities or baskets of securities for cash from a counterparty at a price set at the date of purchase and at the same time agrees to resell the same securities or basket for cash to the counterparty at a price (usually higher) at a later date. Repurchase agreements involve certain risks. In entering into repurchase agreements, the Funds are subject to the risk that the purchaser may not fulfill its obligations in a timely manner or at all, and therefore a Fund might suffer a loss to the extent that the Fund is holding cash in an amount that is less than the value of the sold securities at the relevant time. Additionally, the Funds may suffer delays and incur costs or losses in exercising its rights under the agreement.
Through a reverse repurchase agreement, a Fund sells a security at one price and agrees to buy it back from the buyer at a fixed price on a specified date. Reverse repurchase agreements involve certain risks. The Funds are subject to the risk that the counterparty may not fulfill its obligation to repurchase the securities in a timely manner or at all, and therefore the Funds might suffer a loss to the extent that the Funds are holding securities which are trading at a price lower than the agreed repurchase price. Additionally, the Funds may suffer delays and incur costs or losses in exercising its rights under the agreement. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. Leverage generally has the effect of increasing volatility of the Funds because leveraging tends to exaggerate any increase or decrease in the Funds’ NAVs.
Credit Risk.   Credit risk is the risk that an issuer of a bond or other fixed income security will not be able to pay interest or repay the principal when it is due. Credit risk is generally lowest among issuers that have a high credit rating from an independent credit rating agency. It is generally highest among issuers that have a low credit rating or no credit rating. Debt securities issued by companies or governments in emerging markets often

AGF Funds

have higher credit risk (lower rated debt), while debt securities issued by well-established companies or by governments of developed countries tend to have lower credit risk (higher rated debt). The prices of securities with a low rating or no rating tend to fluctuate more than securities with higher ratings. Securities with a low rating or no rating usually offer higher interest rates, which may help to compensate for the higher credit risk. A Fund could lose money if the issuer or guarantor of a fixed-income instrument or a counterparty to a derivatives transaction or other transaction is unable or unwilling, or perceived to be unable or unwilling, to pay interest or repay principal on time or defaults. The issuer, guarantor or counterparty could also suffer a rapid decrease in credit quality rating, which would adversely affect the volatility of the value and liquidity of the instrument. Credit ratings may not be an accurate assessment of liquidity or credit risk.
U.S. Government Securities Risk.   U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury. U.S. government securities may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, and are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Although U.S. Treasury obligations are backed by the full faith and credit of the U.S. government, such securities are nonetheless subject to credit risk (the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments).
Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. These securities, therefore, are riskier than those that are insured or guaranteed by the U.S. Treasury.
Large Shareholders Risk.   The Funds are subject to the risk that certain shareholders can purchase or redeem a large percentage of a Fund’s shares at any time. To meet larger than normal redemption requests, a Fund may be forced to sell portfolio securities or invest cash at times when it would not otherwise do so. As a result, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a less liquid portfolio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in a Fund’s expense ratio. A Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, a Fund may also experience frequent large shareholder transactions.
New Fund Risk.   The Funds are new with limited operating history. As a result, a Fund’s performance may not represent how the Fund is expected to or may perform in the long term if and when it becomes larger and has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in the Funds. The Funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. The Funds have limited performance history for investors to evaluate and may not attract sufficient assets to achieve investment and trading efficiencies. Until a Fund achieves sufficient scale, shareholders may experience proportionally higher Fund expenses than would be experienced by shareholders of a fund with a larger asset base.
Non-Diversification Risk.   AGF Emerging Markets Equity Fund, as a non-diversified fund, can invest a greater percentage of its assets in the securities of a single issuer or in fewer issuers than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss in value of a particular investment may have a greater effect on the fund’s return because the securities may represent a larger portion of the fund’s total portfolio assets, which could lead to greater volatility in the fund’s returns.

AGF Funds

PORTFOLIO HOLDINGS INFORMATION
The Funds’ portfolio holdings as of the time the Funds calculate their NAV are disclosed within 60 days of quarter-end at www.agf.com. A description of the Funds’ other policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the SAI.
INVESTMENT ADVISORY SERVICES
The Adviser
AGFA is the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Through an inter-company agreement, AGFA may utilize the research, trading and other resources of its Canadian affiliate, AGF Investments Inc. (“AGFI”), an independent global asset management firm based in Toronto, Ontario, Canada, to assist in the provision of investment management services to the Funds. The named portfolio managers are dual employees of AGFA and AGFI. AGFI is not a registered investment adviser in the United States. More information regarding the relationship between AGFA and AGFI may be found in the SAI. AGFA is a corporation organized under the laws of Ontario, Canada, with its principal offices located at 66 Wellington St. W., 31st Floor, Toronto, Canada, M5K 1E9. AGFA was founded in 2007.
Management Fees
The AGF Emerging Markets Equity Fund pays contractual investment management fees at a rate of 0.80% of a percentage of average net assets. The AGF Global Sustainable Equity Fund pays contractual investment management fees at a rate of 0.65% of a percentage of average net assets. A discussion regarding the basis for the Board’s approval of the Advisory Agreement is available in the Funds’ report to shareholders for the period ended June 30, 2021.
Pursuant to the terms of an Expense Limitation Agreement, AGFA has contractually agreed to reduce its management fees to the extent a share class’s Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) exceed 0.95% of the AGF Emerging Markets Equity Fund’s average daily net assets attributable to each share class and 0.80% of the AGF Global Sustainable Equity Fund’s average daily net assets attributable to each share class. This Expense Limitation Agreement will continue in effect until November 1, 2024. The Expense Limitation Agreement may only be terminated by the Board of Trustees of the Funds.
Portfolio Managers
The portfolio manager of the AGF Emerging Markets Equity Fund, Regina Chi, undertakes portfolio management activities for the Fund.
Ms. Chi, Vice President and Portfolio Manager, has lead responsibility for AGF Emerging Markets strategies. Ms. Chi is also a member of the AGF Asset Allocation Committee, which consists of senior portfolio managers who are responsible for various regions and asset classes. Ms. Chi was most recently a partner at DePrince, Race & Zollo Inc. where she was portfolio manager for the Emerging Markets and International Value disciplines. She was also head of portfolio management and research as they related to Emerging Markets, Global, International and International Small Cap strategies. Prior to this role, she held senior investment management roles at Oppenheimer Capital, Federated Investors and Clay Finlay Inc. Ms. Chi is a CFA charterholder and received her BA in Economics and Philosophy from Columbia University. Ms. Chi has a working knowledge of Korean and Spanish.

AGF Funds

The portfolio manager of the AGF Global Sustainable Equity Fund, Martin Grosskopf, undertakes portfolio management activities for the Fund.
Mr. Grosskopf, Vice President and Portfolio Manager, manages investment portfolios for AGFI and AGFA, and also provides input on sustainability and ESG issues across the AGF investment teams. Mr. Grosskopf is also a former board member of the Responsible Investment Association (RIA). Mr. Grosskopf’s portfolio management experience began when he joined Acuity Investment Management Inc., a firm acquired by AGF Management Limited and AGFI, in 2000 as Director of Sustainability Research and Portfolio Manager. He served as a Project Manager with CSA International from 1997 until 2000 and prior to 1997, he was an Environmental Scientist with Acres International Limited. Mr. Grosskopf holds a BA from the University of Toronto, an MES from York University and an MBA from the Schulich School of Business and NIMBAS.
PERFORMANCE INFORMATION ON THE INVESTMENT ADVISER’S OTHER SIMILAR ACCOUNTS
The tables below set forth data relating to the historical performance of the AGF Emerging Markets Equity Composite and the AGF Global Sustainable Equity Composite (collectively, the “Composites”), the performance presentations of other accounts managed by AGF Investments (as defined below) since January 1, 2006, and December 31, 2007, respectively, which have substantially similar investment objectives, policies and strategies as the Funds. The Emerging Markets Equity Composite is comprised of accounts that seek to invest primarily in equities of companies that are located or are active mainly in emerging market countries. Some of the accounts included in the composite may have certain social and geographical restrictions but any such restriction is not considered to be material and the investment strategies associated with such accounts are considered by AGF Investments (as defined below) to be substantially similar to that of the AGF Emerging Markets Equity Fund. The AGF Global Sustainable Equity Composite is comprised of accounts that seek to provide capital growth potential by investing in a diversified portfolio of global companies that fit the composite’s concept of sustainable development. The AGF Global Sustainable Equity investment strategy focuses on four major themes: 1) Energy and Power Technologies; 2) Waste Management and Pollution Control; 3) Water and Waste Water Solutions; and 4) Environmental Health and Safety, while also performing thorough due diligence on company fundamentals.
The performance information provided for each Fund’s Composite is the net and gross total returns. Both net and gross returns reflect the reinvestment of dividend, income and other earnings. Gross returns do not take into account management fee expenses or custodial fees but they do reflect all trading expenses and withholding taxes. Net total returns are calculated by incrementally reducing gross returns by the highest institutional management or investment advisory fee currently charged by AGF Investments (as defined below) to manage these investment strategies. Neither gross nor net total returns reflect custodial fees. Also, as of September 30, 2021, several of the accounts in the Composites were not U.S. mutual funds and, thus, were not subject to the requirements of the 1940 Act or Subchapter M of the Internal Revenue Code, which, if imposed, would have affected their performance, and they do not reflect transfer agency, custody fees and other expenses to which the Funds are subject. Accordingly, the performance result of each Composite is greater than what the corresponding Fund’s performance would have been during the same period.
AGFI is a global investment management firm providing investment management services to retail investors primarily located in Canada and institutional investors globally. From a composite perspective, “AGF Investments” is comprised of AGFI, AGFA, AGF Asset Management Asia Ltd. and AGF International Advisors Company Limited. AGF Investments claims compliance with the Global Investment Performance Standards (GIPS®). To receive a full list of AGF Investments GIPS® compliant composite descriptions and/or a GIPS® compliant presentation, please contact 833-AGF-FUND (833-243-3863).
AS EXPLAINED ABOVE, THE INVESTMENT RESULTS PRESENTED BELOW ARE NOT THOSE OF THE FUNDS and are not intended to predict or suggest returns that might be experienced by a Fund or an individual investor

AGF Funds

having an interest in a Fund. These total return figures represent past performance and do not indicate future results, which will vary, sometimes dramatically, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
AGF Emerging Markets Equity Composite (data as of September 30, 2021)
		1 Yr. (%)	3 Yr. (%)	5 Yr. (%)	10 Yr. (%)	Since Performance Start Date* (%)
AGF Emerging Markets Equity Composite	Gross	19.23%	8.49%	9.08%	5.54%	8.45%
	Net	18.17%	7.48%	8.04%	4.48%	7.36%
MSCI Emerging Markets Index**		18.58%	8.96%	9.62%	6.46%	6.54%

*
The Performance Start Date for the AGF Emerging Markets Equity Composite is January 1, 2006.

**
The benchmark for the AGF Emerging Markets Equity Composite is the MSCI Emerging Markets Index. The MSCI Emerging Markets Index is a market capitalization weighted index that is designed to measure the equity performance of emerging markets.

The AGF Emerging Markets Equity Composite was created on January 1, 2006. Performance is in U.S. dollars (US$) and displays gross and net-of-fees returns. Net-of-fees returns are calculated by deducting the maximum 1% per annum institutional management or advisory fee charged from the gross-of-fee return. The AGF Emerging Markets Equity Composite has been examined for the period from January 1, 2006, to December 31, 2020. The verification and performance examination reports are available upon request.
AGF Global Sustainable Equity Composite (data as at September 30, 2021)
		1 Yr. (%)	3 Yr. (%)	5 Yr. (%)	10 Yr. (%)	Since Performance Start Date* (%)
AGF Global Sustainable Equity Composite	Gross	31.43%	20.30%	17.49%	14.48%	6.43%
	Net	30.53%	19.47%	16.68%	13.79%	5.84%
MSCI World Net Index **		28.82%	13.14%	13.74%	12.70%	6.84%

*
The Performance Start Date of the AGF Global Sustainable Equity Composite is December 31, 2007.

**
The benchmark is the MSCI World Net Index. The MSCI World Net Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Prior to February 28, 2014, the benchmark was the MSCI World Index ex-Tobacco.

The AGF Global Sustainable Equity Composite was created on December 31, 2007. Performance is in U.S. dollars (US$) and displays gross and net-of-fees returns. Net-of-fees returns are calculated by deducting the maximum institutional fee charged from the gross-of-fee return. The AGF Global Sustainable Equity Composite has been examined for the period from January 1, 2008 to December 31, 2020. The AGF Global Sustainable Equity Composite was rebranded on January 1, 2014 upon the merger of the Acuity Clean Environment Equity Composite and the AGF Equity Specialty Composite. The historical returns of the Acuity Clean Environment Equity Composite were not linked in this new composite. AGF Equity Specialty Composite was created on December 31, 2007. For the period prior to 2012, this composite was managed by Acuity Investment Management Inc. The investment style has remained intact after the transition to AGF Investments.

AGF Funds

SERVICE PROVIDERS
Distributor
Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Funds and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The Distributor is not affiliated with AGFA or its affiliates.
Administrator and Custodian
J.P. Morgan Chase Bank, N.A. serves as the administrator of the Funds and also serves as custodian of the Funds’ investments.
Transfer Agent
U.S. Bank Global Fund Services (the “Transfer Agent”), 615 East Michigan Street, Milwaukee, Wisconsin 53202-5207, serves as the transfer agent to the Funds.
Compliance Support
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FFOS is not affiliated with AGFA, J.P. Morgan Chase Bank, N.A., the Transfer Agent or their affiliates.
Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer to the Funds. FMS is not affiliated with AGFA, J.P. Morgan Chase Bank, N.A., the Transfer Agent or their affiliates.
PURCHASING, SELLING AND EXCHANGING FUND SHARES
The information below explains how to purchase and sell shares of the Funds directly. Investors purchasing or selling shares through a financial intermediary may be charged transaction-based or other fees by the financial intermediary for its services. Please contact your financial intermediary for information regarding these fees and for purchase instructions.
Class I Shares
Class I shares of the Funds are sold at NAV and may be bought directly through the Transfer Agent and through authorized financial intermediaries.
Class R6 Shares
Class R6 shares of the Funds are sold at NAV and may be bought directly through the Transfer Agent and through authorized financial intermediaries.

AGF Funds

Investment Minimums and Eligibility Requirements
Eligible investors for Class I shares include the following:
•
Class I shares are offered by the Funds to institutions and individuals with a $1,000,000 minimum requirement for initial investment, and no minimum is required for additional investments. Omnibus accounts are eligible to meet the initial investment minimum for Class I shares at the omnibus account level. The minimum requirement may be waived, at AGFA’s discretion, for certain institutions or individuals who are charged fees for advisory, investment, consulting or similar services by a financial intermediary or other service provider. Neither the minimum requirement for initial investment for the Funds nor the requirements for the minimum account size will apply to investments by employees of AGFA (or their affiliates), officers and trustees of the Funds, partners or employees of law firms that serve as counsel to the Funds or the Funds’ independent trustees, or members of the immediate families of the foregoing (e.g., spouses and children).

Class I shares of the Funds have an investment minimum of  $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for qualified retirement benefit plans. The Funds reserve the right to redeem shares if an account balance for the Funds fall below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased to the minimum amount within 60 days of the investor being notified by the Funds, then the account may be closed and the proceeds in the account given to the investor. The Funds shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class I shares of the Funds may be changed from time to time. Any such changes will be reflected in the Funds’ then current prospectus and SAI.
Eligible investors for Class R6 shares include the following:
•
Class R6 shares are offered by the Funds to institutional investors that meet a $1,000,000 minimum requirement for initial investment and to Eligible Investors (as defined below). No minimum is required for additional investments. Institutional investors (including endowments and foundations) are investors deemed appropriate by AGFA that hold shares of the Funds through an account held directly with the Funds that are not traded through an intermediary, subject to a minimum initial investment of $1,000,000. “Eligible Investors” are not subject to a minimum initial investment and include (a) retirement and benefit plans that have plan-level or omnibus accounts held on the books of the Funds and do not collect servicing or record keeping fees from the Funds; (b) plans or platforms sponsored by a financial intermediary whereby shares are held on the books of the Funds through omnibus accounts, either at the plan or platform level or the level of the plan administrator, and where an unaffiliated third party intermediary provides administrative, distribution and/or other support services to the plan or platform and does not charge the Funds servicing, record keeping or sub-transfer agent fees; and (c) collective investment trusts. Class R6 shares are not available directly to traditional or Roth IRAs, Coverdell Savings Accounts, Keoghs, SEPs, SARSEPs, Simple IRAs, individual 401(k) plans or individual 403 (b) plans.

Class R6 shares of the Funds have an investment minimum of  $1,000,000 and a minimum account balance of $1,000,000. There is no investment minimum or minimum investment account size requirement for Eligible Investors. The Funds reserve the right to redeem shares if an account balance for the Funds fall below the minimum account balance due to redemptions and not due to market movement. If the account balance is not increased within 60 days of the investor being notified by the Funds, then the account may be closed and the proceeds in the account given to the investor. Fund shares will be redeemed at NAV on the day the redemption transaction is processed.
The investor eligibility requirements for Class R6 shares of the Funds may be changed from time to time. Any such changes will be reflected in the Fund’s’ then current prospectus and SAI.

AGF Funds

Opening Your Account and Buying Shares of the Funds
You will need to open a shareholder account to purchase and sell Class I and Class R6 shares of the Funds.
Investors may purchase shares of the Funds directly or through financial intermediaries that are authorized to sell the Funds’ shares. If you open your account through an authorized broker or other financial intermediary, they will ordinarily assist you in completing the necessary application to open your account. Please contact your financial intermediary to obtain procedures for purchasing shares of the Funds.
Otherwise, Eligible Investors may purchase shares directly from the Funds by completing a new account application. You can obtain an account application or request more information about opening an account by calling U.S. Bank Global Fund Services, the Funds’ Transfer Agent at 833-AGF-FUND (833-243-3863). You may also visit www.agf.com. Once completed, you may submit your application by following one of the steps outlined below.
Shares of the Funds have not been registered outside of the United States. AGFA does not generally offer shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.
By Mail
•
Please complete and sign the account application. If you do not complete the application properly, your purchase may be delayed or rejected.

•
Please make your check payable to “AGF Funds”. All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.
Mail your application and check to:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
By overnight courier, send to:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire
•
To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you.

•
Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire.

•
Your bank must include both the name of the Fund, the share class, the shareholder account number and the account registration name so that monies can be correctly applied.

AGF Funds

Please use the following wire instructions:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Account registration name and shareholder account number)
•
Wired funds must be received by the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

By Exchange from another AGF Fund
•
Please call 833-AGF-FUND (833-243-3863). If you already have an account with us and your account is authorized for telephone transaction privileges, you may open an account in the Funds. The names and registrations on the accounts must be identical. The exchange must meet the applicable minimum exchange amount requirement.

Anti-Money Laundering Program
In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Program. As requested on the Application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening the account in the name of a legal entity (e.g. partnership, limited liability company, business trust, corporation, etc.) you must also supply the identity of the beneficial owners. Mailing addresses containing only a P.O. Box will not be accepted. Please call 833-AGF-FUND (833-243-3863) if you need additional assistance when completing your Application.
If the Transfer Agent does not have a reasonable belief of the identity of an investor, the account application will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. In the rare event that the Transfer Agent is unable to verify your identity, the Fund reserves the right to redeem your account at the current day’s net asset value.
To Add to Your Account
To add to your account, you may take one of the following steps:
By Telephone
Investors may purchase additional shares of the Funds by calling 833-AGF-FUND (833-243-3863). If you did not decline the telephone option on your account application, and your account has been open for at least 7 business days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern Time, your shares will be purchased at the NAV calculated on the day your order is placed.

AGF Funds

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.
By Mail
•
Make your check payable to “AGF Funds.”

•
Mail the stub from your confirmation statement. Or, if unavailable, please provide the following information with your payment:

 –
AGF Investments America Inc.

 –
Account registration name and shareholder account number

 –
Share class

Mail your additional investment to:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
By overnight courier, send to:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

•
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Wire
•
To purchase shares and make additional investments by bank wire, please use the following wire instructions:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
(AGF Fund name and share class)
(Account registration name and shareholder account number)
•
Wired funds must be received by the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

•
Please call 833-AGF-FUND (833-243-3863) for instructions prior to wiring funds and to advise of your intent to wire.

AGF Funds

By Exchange from Another AGF Fund
Please refer to the information under “Exchanging Fund Shares” below.
You can also add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time without notice, to the extent permitted by applicable law.
Dividends and Distributions and Directed Dividend Option
Dividends and distributions will be automatically reinvested unless you request otherwise. Dividends will differ among classes of the Funds due to differences in distribution and other class-specific operating expenses and will generally be paid at least annually. Capital gains are distributed at least annually. By selecting the appropriate box in the account application, you can elect to have your distributions (capital gains and/or dividends) in cash (check), have distributions deposited in a pre-authorized bank account via ACH, or have distributions reinvested in the Funds. You should maintain the minimum balance in the Fund into which you plan to reinvest distributions. You can change or terminate your participation in the reinvestment or cash option at any time in writing or by telephone at least five days prior to the record date of the distribution.
If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, each Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current NAV, and to reinvest all subsequent distributions.
DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU HAVE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION THAT MAY BE TAXABLE.
Transaction Information
You buy shares of the Funds at NAV. Each Fund’s NAV generally is calculated as of the close of normal trading on each Business Day (usually 4:00 p.m. Eastern Time). On any day that the NYSE has an earlier closing time or as otherwise permitted by the SEC, the Funds reserve the right to: (i) advance the time the NAV is calculated and, correspondingly, the time by which purchase and redemption orders must be received or (ii) accept purchase and redemption orders until (and calculate its NAV as of) the normally scheduled close of regular trading on the NYSE for that day. The Funds generally do not accept purchase and redemption orders on days that the NYSE is closed for business.
Transaction Cut-Off Times
All purchase or sell orders are processed at the NAV next determined after your order was received in good order by the Transfer Agent, or your financial intermediary. You may submit your order by mail, phone, or through your financial intermediary. The cut-off time for an order is market close (usually 4:00 p.m. Eastern Time).
A purchase request in good order includes the name of the Fund and Share class; the dollar amount of shares to be purchased; your account application or investment stub; and a check payable to the AGF Funds. A sell request in good order contains your shareholder account number, states whether you want all or some of your shares redeemed, and is signed by all of the shareholders whose names appear on the account registration.
Selling Shares of the Funds
Class I and Class R6 shares of the Funds will be sold at the NAV next calculated after your request is submitted in good order. You will generally receive the proceeds of your sale within seven days after your request was received in good order.

AGF Funds

The Funds typically send the redemption proceeds on the next Business Day after the redemption request is received in good order and prior to market close, regardless of whether the redemption proceeds are sent via check, wire, or automated clearing house (ACH) transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law.
The Funds may suspend the right to redeem shares of the Funds and may postpone payment for any period beyond seven days:
•
during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

•
when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

•
as the SEC may by order permit for the protection of the security holders of the Funds; or

•
at any other time as the SEC, laws or regulations may allow.

In the interests of all shareholders, the Funds may temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so.
If you are redeeming shares that you recently purchased by check or electronic funds transfer through the ACH network, the Funds may delay sending your redemption proceeds until your payment for the purchase has cleared. This may take up to 15 calendar days after your purchase is received. Shareholders can avoid this delay by utilizing the wire purchase option.
The Funds typically expect that they will hold cash or cash equivalents to meet redemption requests. The Funds may also use the proceeds from the sale of portfolio securities to meet redemption requests if consistent with the management of the Funds. These redemption methods will be used regularly and may also be used in stressed market conditions. The Funds reserve the right to redeem in-kind as described under the “Redemptions In-Kind” section below. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of each Fund’s net assets in order to minimize the effect of large redemptions on the Fund and its remaining shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions.
If selling your shares through your financial adviser or broker, please contact them to ask about their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times that may affect your redemption. Otherwise, please follow the information below.
To sell shares please contact U.S. Bank Global Fund Services, the Funds’ Transfer Agent:
By Phone:
If you have previously authorized telephone redemptions, proceeds redeemed by telephone will be sent only to an investor’s address or bank of record as shown on the records of the Transfer Agent.
You may redeem up to $100,000 by calling 833-AGF-FUND (833-243-3863). If you have changed your address, there is a 15 calendar day waiting period before a withdrawal can be made by check. If you have previously authorized ACH or wire redemptions, you may still redeem shares during the waiting period. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).
Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

AGF Funds

Before executing an instruction received by telephone, the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. The telephone call may be recorded and the caller may be asked to verify certain personal identification information. If the Funds or their agents follow these procedures, they cannot be held liable for any loss, expense or cost arising out of any telephone redemption request that is reasonably believed to be genuine. This includes fraudulent or unauthorized requests. If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.
In order to arrange for telephone redemptions after an account has been opened or to change the bank account or address designated to receive redemption proceeds, a written request must be sent to the Transfer Agent. The request must be signed by each shareholder of the account and may require a signature guarantee, signature verification from a Signature Validation Program member, or other form of signature authentication from a financial institution source. Further documentation may be requested from corporations, executors, administrators, trustees and guardians.
IRA and other retirement plan redemptions
If you have an IRA or other retirement plan, you must indicate on your written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election to have tax withheld will be subject to 10% withholding.
Shares held in IRA accounts may be redeemed by telephone at 833-AGF-FUND (833-243-3863). Investors will be asked whether or not to withhold taxes from any distribution.
By Mail:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
1.
In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the shareholder account number and the number of shares or dollar amount to be redeemed. See “Signature Guarantees” below for information on when a signature guarantee is required.

2.
Mail or courier the letter to the applicable address above or below.

3.
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Overnight Courier:
AGF Investments America Inc.
c/o U.S. Bank Global Fund Services
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207
By Wire:
Redemption proceeds may be wired to your pre-identified bank account. A $15 fee may be deducted from your redemption proceeds for complete share redemptions. In the case of a partial redemption, the fee of  $15 may be deducted from the remaining account balance. If your written request is received in good order before 4:00 p.m. Eastern time, the Fund will normally wire the money on the following Business Day. If a Fund receives

AGF Funds

your request after 4:00 p.m. Eastern time, the Fund will normally wire the money on the second Business Day. Contact your financial institution about the time of receipt and availability. See “Signature Guarantees” section below for information on when a signature guarantee is required.
Signature Guarantees
A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required to redeem shares in the following situations:
•
If ownership is being changed on your account;

•
When redemption proceeds are payable or sent to any person, address or bank account not on record;

•
When a redemption request is received by the Transfer Agent and the account address has changed within the last 15 calendar days; and

•
For all redemptions in excess of  $100,000 from any shareholder account.

The Funds may waive any of the above requirements in certain instances. In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.
Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.
Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A signature guarantee from a notary public is not acceptable.
Redemptions In-Kind
The Funds reserve the right to pay certain large redemptions, either totally or partially, in-kind with securities (instead of cash), consistent with the Funds’ procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. The securities involved in a redemption in-kind would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. In the event a shareholder were to receive a redemption in-kind, it would be the responsibility of the shareholder to dispose of the securities, which may result in capital gains or other tax consequences. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it may be difficult to sell the securities, and that brokerage fees and other transaction costs could be incurred.
Exchanging Fund Shares
An exchange is when you sell shares of a class of a Fund and use the proceeds from that sale to purchase shares of the same class of another fund managed by AGFA in the Trust. You may not exchange shares into shares of an exchange-traded fund that is a series of the Trust. You may make exchanges only between identically registered accounts (same account registration name(s), address and taxpayer ID number(s)). Please confirm with the Transfer Agent that the fund into which you intend to exchange is available for sale in your State. Not all funds available for exchange may be available for purchase in your State. You may make exchanges on any Business Day of shares of a Fund for corresponding shares of any other fund managed by AGFA in the Trust on the basis of the respective NAVs of the shares involved.
Exchange requests, like any other share transaction, will be processed at the NAV next determined after your exchange order is received in good order. All exchange requests must be received by the Transfer Agent or your financial intermediary prior to 4:00 p.m. Eastern Time in order to be processed at that Business Day’s NAV.

AGF Funds

The exchange privilege may be modified or discontinued at any time.
Compensation to Financial Intermediaries
AGFA may compensate financial intermediaries for the sale of a Fund’s shares out of its own resources. Such payments, commonly referred to as “revenue sharing,” do not increase a Fund’s expenses and are not reflected in the fees and expenses listed in the Funds’ expense table in this Prospectus. These payments will generally vary. AGFA determines the extent of such payments in its sole discretion in response to requests from dealer firms, based on factors it deems relevant, such as the dealer’s sales, assets, and the quality of the dealer’s relationship with AGFA. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your sales person to recommend a Fund over another investment. Shareholders should inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.
PRICING FUND SHARES
The NAV per share is calculated separately for each class of shares of the Funds. The NAV is calculated by adding the total value of a Fund’s investments and other assets, determining the proportion of that total allocable to the particular class, subtracting the liabilities allocable to the class and then dividing that figure by the number of outstanding shares of that class. The NAVs of the Funds’ share classes are calculated once as of the close of normal trading on each Business Day (usually 4:00 p.m. Eastern Time). If the NYSE has an earlier closing time (scheduled or unscheduled), such as on days in advance of holidays generally observed by the NYSE, the Funds may calculate their NAVs per share class as of the earlier closing time or calculate their NAVs as of the normally scheduled close of regular trading on the NYSE for that day, so long as AGFA believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Funds generally do not calculate their NAVs on any non-Business Day. However, if the NYSE is closed for any other reason on a day it would normally be open for business, the Funds may calculate their NAVs as of the normally scheduled close of regular trading on the NYSE for that day, so long as AGFA believes there generally remains an adequate market to obtain reliable and accurate market quotations. The Funds disclose their NAVs on a daily basis. For more information, or to obtain the Funds’ NAVs, please call 833-AGF-FUND (833-243-3863) or visit www.agf.com.
When calculating the NAV of a Fund’s stocks, securities held by the Fund are valued at their market value when reliable market quotations are readily available. When reliable market quotations are not readily available, and there has been a significant event, securities are priced at their fair value, which is the price a Fund might reasonably expect to receive upon its sale. Fair value prices may differ from current market valuations. The Board of Trustees has delegated to a Valuation Committee the authority to determine fair value prices, pursuant to policies and procedures the Board has established. Shares of an underlying ETF held by a Fund are valued at the mean of the closing bid/ask spread or if no ask is available, at the last bid price of such ETF. Shares of a mutual fund held by a Fund are valued at the NAV of the underlying mutual fund.
FREQUENT TRADING
The Funds do not intend to be used as vehicles for frequent, excessive or short-term trading and should not be purchased by active investors. The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in “market timing” or other types of excessive short-term trading. If you wish to engage in such practices, we request that you do not purchase shares of the Funds. This frequent trading into and out of the Funds may present risks to the Funds’ long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading can include interfering with the efficient implementation of the Funds’ investment strategies, triggering the recognition of taxable gains and losses on the sale of the Funds’ investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs. The Funds do not accommodate frequent purchases and redemptions. Consequently, the Board of Trustees has adopted policies and procedures designed to prevent frequent purchases and redemptions of shares of the Funds.

AGF Funds

For purposes of applying the Funds’ policies, AGFA may consider the trading history of accounts under common ownership or control. In addition, the Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if AGFA reasonably believes that the trading activity would be harmful or disruptive to the Funds.
The Funds may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including without limitation, imposing dollar or percentage limits on transfers).
DIVIDENDS AND TAXES
Dividends
Each Fund pays its shareholders dividends from its net investment income and distributes any net capital gains that it has realized, at least annually. Distributions in cash may be reinvested automatically in additional shares only if the broker through which the shares were purchased makes such an option available. There are no fees or sales charges on reinvestments.
Taxes
Tax on Distributions — A Fund’s dividends and distributions are taxable to you (unless your investment is through an IRA or other tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.
In addition to federal tax, dividends and distributions may be subject to state and local taxes. If a Fund declares a dividend or distribution in October, November or December of a calendar year but pays it in January of the following calendar year, you may be taxed on that dividend or distribution as if you received it in the calendar year in which the dividend or distribution is declared.
The maximum individual federal income tax rate applicable to “qualified dividend income” and long-term capital gains ranges from 0% to 20%, depending on whether the individual’s income exceeds certain threshold amounts. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. Distributions of earnings from dividends paid by certain “qualified foreign corporations” can also qualify for the lower federal income tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60-day holding period as well as other requirements with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. The amount of a Fund’s distributions that would otherwise qualify for this favorable tax treatment may be reduced as a result of the Fund’s securities lending activities or high portfolio turnover rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.
Tax-deferred retirement accounts generally do not incur a tax liability with respect to the Funds’ dividends or other distributions unless you are taking a distribution or making a withdrawal.
The Funds generally have “short-term capital gains” when they sell assets at a gain within one year after buying them. Your share of a Fund’s net short-term capital gains generally will be taxed at ordinary income rates. The Funds generally have “long-term capital gains” when they sell assets at a gain that it has owned for more than one year. Distributions designated by the Funds as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.
The Funds will mail you information concerning the tax status of the distributions shortly after the end of each calendar year.
If you buy shares of a Fund before a distribution, you will be subject to tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares).

AGF Funds

Taxes on Sales, Redemptions or Exchanges — You may be taxed on any sale, redemption or exchange of Fund shares. Generally, gain or loss realized upon the sale, redemption or exchange of Fund shares will be capital gain or loss if you hold the shares as capital assets and will be taxable as long-term capital gain or loss if you held the shares for more than one year, or as short-term capital gain or loss if you held the shares as capital assets for one year or less, at the time of the sale, redemption or exchange.
If your tax basis in your shares held as capital assets exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you generally will recognize a capital loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.
Medicare Tax — An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.
Back-Up Withholding — The Funds may be required to withhold federal income tax at the rate of 24% of all taxable distributions payable to you if you fail to provide the Funds with your correct taxpayer identification number or to make required certifications or if you have been notified by the IRS that you are subject to back-up withholding. Back-up withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.
Foreign Taxes — The Funds may be subject to foreign withholding or other foreign taxes on income or gain from certain foreign securities. In general, the Funds may deduct these taxes in computing its taxable income. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would generally permit each shareholder either (1) to credit this amount (subject to applicable limitations) or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Funds will notify you if they make this election.
Foreign Shareholders — Shareholders other than U.S. persons may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% on amounts treated as ordinary dividends from the Funds, as discussed in more detail in the SAI.
Cost Basis — The Funds (or their administrative agents) or, for a shareholder that purchased Fund shares through a financial intermediary, the financial intermediary, is generally required to report to the IRS and furnish to the Funds’ shareholders cost basis and holding period information upon a redemption of shares.
In the absence of an election, the Funds will use a default cost basis method which is the average cost method. The cost basis method elected by a shareholder (or the cost basis method applied by default) for each sale of Fund shares may not be changed after the close of business on the trade date of each such sale of Fund shares.
Fund shareholders should consult with their tax advisers prior to making redemptions to determine the appropriate cost basis method for their tax situation and to obtain more information about the cost basis reporting rules.
You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Funds. Please see the SAI for additional tax information.

AGF Funds

Additional Information
The Trust enters into contractual arrangements with various parties, including, among others, AGFA and the Funds’ custodian, principal underwriter and transfer agent who provide services to the Funds. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.
This Prospectus provides information concerning the Funds that you should consider in determining whether to purchase a Fund’s shares. Neither this Prospectus, the SAI nor any other communication to shareholders is intended, or should be read, to be or give rise to an agreement or contract between the Trust, the Trustees or any series of the Trust, including the Funds, and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.
Lost Accounts / Unclaimed Assets
Please note that based upon statutory requirements for returned mail, the Funds and the Transfer Agent will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your State’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
Investors resident in the state of Texas have the ability to designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Texas Comptroller of Public Accounts for further information.
Fund Mailings
We will mail you the following reports and statements:
•
Confirmation statements (after every transaction that affects your account balance or your account registration);

•
Annual and semi-annual shareholder reports (every six months); and

•
Quarterly account statements

Householding Policy
To reduce expenses, we may mail only one copy of the prospectus or summary prospectus, each annual and semi-annual report, and any proxy statements to each address shared by two or more accounts with the same last name or that we reasonably believe are members of the same family. If you wish to receive individual copies of these documents, please write to us at: AGF Investments America Inc., c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701; or call 833-AGF-FUND (833-243-3863) on days the Funds are open for business or contact your financial intermediary. We will begin sending you individual copies thirty days after receiving your request.

AGF Funds

FINANCIAL HIGHLIGHTS
The financial highlights table is intended to help you understand the Funds’ financial performance from commencement of operations through June 30, 2021. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and other distributions). This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements for the period ended June 30, 2021, is included in the annual report of the Funds and is available upon request.
AGF Investments Trust
Financial Highlights for a share outstanding throughout the periods indicated:
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment Incomea	Net realized and unrealized gain (loss) from investments	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Net asset value, end of period
AGF Emerging Markets Equity Fund – Class I
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Emerging Markets Equity Fund – Class R6
Year Ended June 30, 2021	$8.41	0.10	3.77	3.87	(0.10)	—	—	(0.10)	$12.18
For the period 01/03/20* – 6/30/2020	$10.00	0.04	(1.63)	(1.59)	—	—	—	—	$8.41
AGF Global Sustainable Equity Fund – Class I
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98
AGF Global Sustainable Equity Fund – Class R6
Year Ended June 30, 2021	$12.11	0.05	5.63	5.68	(0.06)	—	—	(0.06)	$17.73
Year Ended June 30, 2020	$10.69	0.02	1.42	1.44	(0.02)	—	—	(0.02)	$12.11
Year Ended June 30, 2019	$9.98	0.05	0.71	0.76	(0.05)	—	—	(0.05)	$10.69
For the period 11/03/17* – 6/30/2018	$10.00	0.05	(0.07)	(0.02)	—	—	—	—	$9.98

	RATIOS/SUPPLEMENTAL DATA
	Ratios to average net assetsc
	Expenses, before reimbursements and/or waivers	Expenses, net of reimbursements and/or waivers	Net investment income	Net investment loss, before reimbursements and/or waivers	Total Returnb	Portfolio turnover rateb	Ending net assets (thousands)
AGF Emerging Markets Equity Fund – Class I
Year Ended June 30, 2021	41.06%d	0.95%d	0.89%	(39.21)%	46.16%	43%	$460
For the period 01/03/20* – 6/30/2020	40.36%d	0.95%d	0.88%	(38.52)%	(15.90)%	22%	$316
AGF Emerging Markets Equity Fund – Class R6
Year Ended June 30, 2021	41.06%d	0.95%d	0.89%	(39.21)%	46.16%	43%	$460
For the period 01/03/20* – 6/30/2020	40.36%d	0.95%d	0.88%	(38.52)%	(15.90)%	22%	$315
AGF Global Sustainable Equity Fund – Class I
Year Ended June 30, 2021	22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$1,287
Year Ended June 30, 2020	44.27%	0.80%	0.15%	(43.32)%	13.46%	38%	$675
Year Ended June 30, 2019	49.81%	0.80%	0.54%	(48.47)%	7.73%	37%	$609
For the period 11/03/17* – 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$375
AGF Global Sustainable Equity Fund – Class R6
Year Ended June 30, 2021	22.78%	0.80%	0.33%	(21.65)%	46.98%	26%	$672
Year Ended June 30, 2020	44.27%	0.80%	0.15%	(43.42)%	13.46%	38%	$457
Year Ended June 30, 2019	49.19%	0.80%	0.53%	(47.86)%	7.73%	37%	$403
For the period 11/03/17* – 6/30/2018	28.87%	0.80%	0.68%	(27.40)%	(0.20)%	12%	$374
*
Commencement of investment operations.

a
Net investment income (loss) per share is based on average shares outstanding.

b
Not annualized for periods less than one year.

c
Annualized for periods less than one year.

d
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not reflect these indirect fees and expenses.

Statement of Additional Information
The SAI also provides additional information about the Funds’ investments, strategies and risks and a more detailed description of certain the Trust policies and procedures. The SAI is considered to be part of this Prospectus because it is incorporated herein by reference.
Annual and Semi-Annual Reports
Additional information about the Funds’ investments will be available in the Funds’ annual and semiannual reports to shareholders. The annual reports list the holdings of the Funds (or a summary of holdings), describe the Funds’ performance, include audited financial statements and discuss how investment strategies and the Funds’ performance have responded to recent market conditions and economic trends. The semi-annual reports list the holdings of the Funds (or a summary of the holdings) and include unaudited financial statements. The annual and semi-annual reports may contain a summary schedule of investments for the Funds. A complete schedule of investments may be obtained as noted below.

How to Obtain Documents and Contact the Funds
If you have any questions about the Funds or would like to obtain a copy of the Prospectus, SAI or annual or semiannual report, once filed, they are or will be available, free of charge, at www.agf.com or you may also write to or call the Funds at:
AGF Investments America Inc.
c/o U.S. Bank Group Fund Services
P.O. Box 701
Milwaukee, WI 53201-0701
Telephone: 833-AGF-FUND (833-243-3863)
How to Contact the SEC
You may also access reports and other information about the Trust on the EDGAR Database on the SEC’s webpage at www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File Number: 811-22540

PART C. OTHER INFORMATION

Item 28.	Exhibits

(a)	(i)	Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Certificate of Amendment to Certificate of Trust. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

	(iii)	Amended and Restated Trust Instrument. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(b)		Amended and Restated Bylaws. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(c)		Instruments Defining Rights of Security Holders. Not applicable.

(d)	(i)	Investment Advisory Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 29, 2016).

	(ii)	First Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 29, 2018).

	(iii)	Second Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(iv)	Third Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(v)	Fourth Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2020).

	(vi)	Fifth Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs. (Filed herewith).

	(vii)	Investment Management Agreement with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(viii)	First Amendment to the Investment Management Agreement with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(e)	(i)	ETF Distribution Agreement with Foreside Fund Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	ETF Distribution Agreement Novation with Foreside Fund Services, LLC. (Filed herewith).

	(iii)	Distribution Agreement with Foreside Fund Services, LLC with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(iv)	Second Amendment to the ETF Distribution Agreement with Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(v)	Second Amendment to the Distribution Agreement with Foreside Fund Services, LLC with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

	(vi)	AGF Mutual Funds Distribution Agreement Novation with Foreside Fund Services, LLC. (Filed herewith).

(f)		Bonus or Profit Sharing Contracts. Not applicable.

(g)	(i)	Global Custody Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Joinder and Amendment to Global Custody Agreement. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(h)	(i)	Agency Services Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(ii)	Amendment Exhibit A to the Agency Services Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 15, 2019).

	(iii)	Fund Servicing Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(iv)	Joinder and Amendment to Fund Servicing Agreement. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

	(v)	Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed May 26, 2011).

	(vi)	Transfer Agent Servicing Agreement with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(vii)	First Amendment to the Transfer Agent Servicing Agreement with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

	(viii)	Amended and Restated Expense Limitation Agreement with respect to the AGFiQ ETFs. Incorporated by Reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2020).

	(ix)	Amended and Restated Expense Limitation Agreement with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 69 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2020).

(i)		Opinion and Consent of Counsel. (Filed herewith).

(j)		Consent of Independent Registered Public Accounting Firm. (Filed herewith).

(k)		Omitted Financial Statements. Not applicable.

(l)		Agreement for providing initial capital. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed August 8, 2011).

(m)		Distribution Plan pursuant to Rule 12b-1. (Filed herewith).

(n)	(i)	Rule 18f-3 Plan with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 31, 2017).

	(ii)	Amended Rule 18f-3 Plan with respect to the AGF Mutual Funds. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(o)		Power of Attorney for Registrant. Incorporated by Reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed December 31, 2019).

(p)	(i)	Code of Ethics of AGF Investments Trust. Incorporated by Reference to Post-Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2013).

	(ii)	Code of Ethics of AGF Investments LLC. (Filed herewith).

	(iii)	Code of Ethics of AGF Investments America Inc. (Filed herewith).

	(iv)	Code of Ethics of Foreside Fund Services, LLC. Incorporated by Reference to Post-Effective Amendment No. 63 to the Registrant’s Registration Statement on Form N-1A, File Nos. 333-173167 and 811-22540 (Filed October 28, 2019).

Item 29.	Persons Controlled by or under Common Control with Registrant

None.

Item 30.	Indemnification

Article IX, Section 2 of the Registrant’s Trust Instrument provides that:

(a)     Subject to the exceptions and limitations contained in subsection (b) below:

(i)      every person who is, or has been, a Trustee or an officer, employee or agent of the Trust, including persons who act at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

(ii)       as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (whether civil, criminal or administrative proceedings, regulatory investigations, or other proceedings, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, counsel fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)       No indemnification shall be provided hereunder to a Covered Person:

(i)       who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

(ii)       in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)       The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

(d)       To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section.

(e)       Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 6 of the AGFiQ ETFs Investment Advisory Agreement provides that:

A.        Adviser. Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Adviser’s undertaking to do so, that Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Adviser, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Adviser, even though paid by it.

B.        Trustees and Shareholders. Adviser is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one Fund, the obligations hereunder shall be limited to the respective assets of that Fund. The Adviser further agrees that it shall not seek satisfaction of any such obligation from the shareholders or any individual shareholder of the Fund, nor from the Trustees or any individual Trustee of a Trust. This Agreement is executed by each Trust’s Trustees and/or officers in their capacities as Trustees and/or officers and the obligations of this Agreement are not binding upon any of them or the shareholders individually; rather, they are binding only upon the assets and property of the Trust.

C.        Consequential Damages. Neither party shall be liable to the other party for consequential damages under any provision of this Agreement.

Section 9 of the AGF Mutual Funds Investment Management Agreement provides that:

(a)      The Manager shall fully and faithfully discharge all its obligations, duties and responsibilities pursuant to this Agreement, (i) solely in the best interests of the Funds and their shareholders, and (ii) in good faith and with the due care, skill, prudence, and diligence under the circumstances then prevailing that a prudent, professional fiduciary investment adviser acting in a like capacity would use in the conduct of an enterprise of a like character and with like aims. The Manager shall not be liable to the Trust, the Funds or to any of their respective affiliates or to any shareholder for any error of judgment or for any loss suffered by the Funds in connection with the performance of this Agreement, except for a loss resulting from the Manager’s (y) (A) willful misfeasance, bad faith, negligence or reckless disregard in the performance of its obligations and duties under Section 3 of this Agreement or (B) willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its other obligations and duties hereunder, or (z) material breach of this Agreement.

(b)       It is understood and expressly stipulated that none of the Trustees, officers, employees, agents or shareholders of the Trust or the Funds shall be personally liable hereunder. All persons dealing with the Trust must look solely to the property of the Trust or the relevant Fund(s) for the enforcement of any claims and the satisfaction of any liability against the Trust, as neither the Trustees, officers, employees, or agents nor the shareholders assume any personal liability for obligations entered into on behalf of the Trust or any Fund. No Fund shall be liable for any expense of or claim against any other series of the Trust, except Trust-wide expenses will be allocated to the various series of the Trust as determined to be appropriate by officers of the Trust.

(c)       Nothing in this Section shall be deemed a limitation or waiver of any obligation or duty that may not by law be limited or waived.

(d)       Neither the Manager nor the Trust shall be liable for special, consequential or incidental damages.

Section 6 of the ETF Distribution Agreement provides that:

(a)       The Trust agrees to indemnify and hold harmless the Distributor, its affiliates and each of their respective directors, officers and employees and agents and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (any of the Distributor, its officers, employees, agents and directors or such control persons, for purposes of this paragraph, a “Distributor Indemnitee”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) any claim that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, sales literature and advertisements specifically approved by the Trust and Adviser in writing or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein (and in the case of the Prospectus, Statement of Additional Information and product description, in light of the circumstances under which they were made) not misleading under the 1933 Act, or any other statute or the common law; (ii) the breach by the Trust of any obligation, representation or warranty contained in this Agreement; or (iii) the Trust’s failure to comply in any material respect with applicable securities laws.

The Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. The Trust will also not indemnify any Distributor Indemnitee with respect to any untrue statement or omission made in the Registration Statement, Prospectus, Statement of Additional Information or product description that is subsequently corrected in such document (or an amendment thereof or supplement thereto) if a copy of the Prospectus (or such amendment or supplement) was not sent or given to the person asserting any such loss, liability, claim, damage or expense at or before the written confirmation to such person in any case where such delivery is required by the 1933 Act and the Trust had notified the Distributor of the amendment or supplement prior to the sending of the confirmation. In no case (i) is the indemnity of the Trust in favor of any Distributor Indemnitee to be deemed to protect the Distributor Indemnitee against any liability to the Trust or its shareholders to which the Distributor Indemnitee would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of the remainder of its duties or obligations under this Agreement, or (ii) is the Trust to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Distributor Indemnitee unless the Distributor Indemnitee shall have notified the Trust in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon Distributor Indemnitee (or after Distributor Indemnitee shall have received notice of service on any designated agent).

Failure to notify the Trust of any claim shall not relieve the Trust from any liability that it may have to any Distributor Indemnitee against whom such action is brought unless failure or delay to so notify the Trust prejudices the Trust’s ability to defend against such claim. The Trust shall be entitled to participate at its own expense in the defense, or, if it so elects, to assume the defense of any suit brought to enforce any claims, but if the Trust elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to Distributor Indemnitee, defendant or defendants in the suit. In the event the Trust elects to assume the defense of any suit and retain counsel, Distributor Indemnitee, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Trust does not elect to assume the defense of any suit, it will reimburse the Distributor Indemnitee, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Trust agrees to notify the Distributor promptly of the commencement of any litigation or proceedings against it or any of its officers or Trustees in connection with the issuance or sale of any of the Creation Units or the Shares.

(b)       The Distributor agrees to indemnify and hold harmless the Trust and each of its Trustees and officers and any person who controls the Trust within the meaning of Section 15 of the 1933 Act (for purposes of this paragraph, the Trust and each of its Trustees and officers and its controlling persons are collectively referred to as the “Trust Affiliates”) against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense and reasonable counsel fees incurred in connection therewith) arising out of or based upon (i) the allegation of any wrongful act of the Distributor or any of its directors, officers, employees or affiliates in connection its activities as Distributor pursuant to this Agreement; (ii) the breach of any obligation, representation or warranty contained in this Agreement by the Distributor; (iii) the Distributor’s failure to comply in any material respect with applicable securities laws, including applicable FINRA regulations; or (iv) any allegation that the Registration Statement, Prospectus, Statement of Additional Information, product description, shareholder reports, any information or materials relating to the Funds (as described in section 3(g)) or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with information furnished to the Trust by or on behalf of the Distributor.

In no case (i) is the indemnity of the Distributor in favor of any Trust Affiliate to be deemed to protect any Trust Affiliate against any liability to the Trust or its security holders to which such Trust Affiliate would otherwise be subject by reason of willful misfeasance, bad faith, reckless disregard or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement, or (ii) is the Distributor to be liable under its indemnity agreement contained in this Section with respect to any claim made against any Trust Affiliate unless the Trust Affiliate shall have notified the Distributor in writing of the claim within a reasonable time after the summons or other first written notification giving information of the nature of the claim shall have been served upon the Trust Affiliate (or after the Trust Affiliate shall have received notice of service on any designated agent).

Failure to notify the Distributor of any claim shall not relieve the Distributor from any liability that it may have to the Trust Affiliate against whom such action is brought on account of its indemnity agreement contained in this Section unless failure or delay to so notify the Distributor prejudices the Distributor’s ability to defend against such claim. The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if the Distributor elects to assume the defense, the defense shall be conducted by counsel chosen by it and satisfactory to the Trust, its officers and Board and to any controlling person or persons, defendant or defendants in the suit. In the event that Distributor elects to assume the defense of any suit and retain counsel, the Trust or controlling person or persons, defendant or defendants in the suit, shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any suit, it will reimburse the Trust, its officers and Trustees or controlling person or persons, defendant or defendants in the suit, for the reasonable fees and expenses of any counsel retained by them. The Distributor agrees to notify the Trust promptly of the commencement of any litigation or proceedings against it or any of its officers or directors in connection with the issuance or sale of any of the Creation Units or the Shares.

(c)        No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of section 6(a) or 6(b) above, without prior written notice to and consent from the indemnifying party, which consent shall not be unreasonably withheld. No indemnified or indemnifying party shall settle any claim unless the settlement contains a full release of liability with respect to the other party in respect of such action. This section 6 shall survive the termination of this Agreement.

Section 7 of the AGF Mutual Funds Distribution Agreement provides that:

A.       The Client shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors/trustees, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the reasonable costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Funds pursuant to this Agreement; (ii) the Client’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Client’s failure to comply with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Shares of the Funds are sold, provided, however, that the Client’s obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Client or its counsel by the Distributor in writing and acknowledging the purpose of its use. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Client or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Client’s agreement to indemnify the Distributor Indemnitees with respect to any action is expressly conditioned upon the Client being notified of such action or claim of loss brought against any Distributor Indemnitee, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Distributor Indemnitee, unless the failure to give notice does not prejudice the Client. Such notification shall be given by letter or by telegram addressed to the Client’s President, but the failure so to notify the Client of any such action shall not relieve the Client from any liability which the Client may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Client’s indemnity agreement contained in this Section 7(A).

B.       The Client shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Client elects to assume the defense, such defense shall be conducted by counsel chosen by the Client and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Client elects to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Client does not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Client or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Client and the Distributor Indemnitee(s), the Client will reimburse the Distributor Indemnitee(s) in such suit, for the reasonable fees and expenses of any counsel retained by Distributor and them. The Client’s indemnification agreement contained in Sections 7(A) and 7(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each Distributor Indemnitee.

C.       The Distributor shall indemnify, defend and hold the Client, its affiliates, and each of their respective directors/trustees, officers, employees, representatives, and any person who controls or previously controlled the Client within the meaning of Section 15 of the 1933 Act (collectively, the “Client Indemnitees”), free and harmless from and against any and all Losses that any Client Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Client (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Client by the Distributor in writing. In no event shall anything contained herein be so construed as to protect the Client against any liability to the Distributor to which the Client would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

The Distributor’s agreement to indemnify the Client Indemnitees is expressly conditioned upon the Distributor’s being notified of any action or claim of loss brought against a Client Indemnitee, such notification to be given by letter or telegram addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Client Indemnitee, unless the failure to give notice does not prejudice the Distributor. The failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(C).

D.       The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Client Indemnitee, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Client Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Client does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Distributor and the Client Indemnitee(s), the Distributor will reimburse the Client Indemnitee(s) in such suit, for the fees and expenses of any counsel retained by the Client and them. The Distributor’s indemnification agreement contained in Sections 7(C) and (D) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Client Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Client’s benefit, to the benefit of each Client Indemnitee.

E.       No person shall be obligated to provide indemnification under this Section 6 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act, the rules of the FINRA; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

F.       No indemnified party shall settle any claim against it for which it intends to seek indemnification from the indemnifying party, under the terms of this Section 7, without the prior written approval from the indemnifying party, which approval shall not be unreasonably withheld. No indemnifying party shall settle any claim on behalf of an indemnified party, under the terms of this Section 7, without the prior written approval from the indemnified party.

Item 31.	Business and Other Connections of Investment Adviser

AGF Investments LLC (“AGFUS”), a Delaware limited liability company and a wholly-owned subsidiary of AGF Management Limited, is a registered investment adviser. AGFUS’ offices are located at 53 State Street, Suite 1308, Boston, Massachusetts 02109. Information as to the officers and directors of AGFUS is included in its current Form ADV (File No. 801-71685) filed with the Securities and Exchange Commission.

AGF Investments America Inc. (“AGFA”), a registered investment adviser, is a corporation organized under the laws of Ontario, Canada and a wholly-owned subsidiary of AGF Management Limited. AGFA’s offices are located at 66 Wellington St. W., Toronto, Ontario, Canada, M5K 1E9. Information as to the officers and directors of AGFA is included in its current Form ADV (File No. 801-68681) filed with the Securities and Exchange Commission.

Item 32.	Principal Underwriter

Item 32(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	AdvisorShares Trust
4.	AFA Multi-Manager Credit Fund
5.	AGF Investments Trust (f/k/a FQF Trust)
6.	AIM ETF Products Trust
7.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
8.	AlphaCentric Prime Meridian Income Fund
9.	American Century ETF Trust
10.	American Customer Satisfaction ETF, Series of ETF Series Solutions
11.	Amplify ETF Trust
12.	ARK ETF Trust
13.	ASYMmetric ETFs Trust
14.	Bluestone Community Development Fund (f/k/a The 504 Fund)
15.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
16.	Bridgeway Funds, Inc.
17.	Brinker Capital Destinations Trust
18.	Brookfield Real Assets Income Fund Inc.
19.	Cabot Equity Growth ETF, Series of Listed Funds Trust
20.	Calamos Convertible and High Income Fund
21.	Calamos Convertible Opportunities and Income Fund
22.	Calamos Dynamic Convertible and Income Fund
23.	Calamos Global Dynamic Income Fund
24.	Calamos Global Total Return Fund
25.	Calamos Strategic Total Return Fund
26.	Carlyle Tactical Private Credit Fund
27.	Center Coast Brookfield MLP & Energy Infrastructure Fund
28.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
29.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
30.	Cliffwater Corporate Lending Fund
31.	Cliffwater Enhanced Lending Fund
32.	Cohen & Steers Infrastructure Fund, Inc.
33.	CornerCap Group of Funds
34.	Davis Fundamental ETF Trust
35.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
36.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
37.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
38.	Defiance Next Gen Big Data ETF, Series of ETF Series Solutions
39.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
40.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
41.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
42.	Defiance Quantum ETF, Series of ETF Series Solutions
43.	Direxion Shares ETF Trust
44.	DoubleLine Opportunistic Credit Fund
45.	Eaton Vance NextShares Trust
46.	Eaton Vance NextShares Trust II
47.	EIP Investment Trust
48.	Ellington Income Opportunities Fund
49.	EntrepreneurShares Series Trust
50.	Esoterica Thematic ETF Trust

51.	ETF Opportunities Trust
52.	Evanston Alternative Opportunities Fund
53.	Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)
54.	Fat Tail Risk ETF, Series of Collaborative Investment Series Trust
55.	Fiera Capital Series Trust
56.	FlexShares Trust
57.	FOMO ETF, Series of Collaborative Investment Series Trust
58.	Forum Funds
59.	Forum Funds II
60.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
61.	Guinness Atkinson Funds
62.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
63.	Infinity Core Alternative Fund
64.	Innovator ETFs Trust
65.	Innovator ETFs Trust II (f/k/a Elkhorn ETF Trust)
66.	Ironwood Institutional Multi-Strategy Fund LLC
67.	Ironwood Multi-Strategy Fund LLC
68.	John Hancock Exchange-Traded Fund Trust
69.	Mairs & Power Funds Trust
70.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
71.	Manor Investment Funds
72.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
73.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
74.	Morningstar Funds Trust
75.	OSI ETF Trust
76.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
77.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
78.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
79.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
80.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
81.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
82.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
83.	Pacific Global ETF Trust
84.	Palmer Square Opportunistic Income Fund
85.	Partners Group Private Income Opportunities, LLC
86.	PENN Capital Funds Trust
87.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
88.	Plan Investment Fund, Inc.
89.	PMC Funds, Series of Trust for Professional Managers
90.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
91.	Putnam ETF Trust
92.	Quaker Investment Trust
93.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
94.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
95.	Renaissance Capital Greenwich Funds
96.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
97.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
98.	RMB Investors Trust (f/k/a Burnham Investors Trust)
99.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
100.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
101.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
102.	Roundhill MVP ETF, Series of Listed Funds Trust
103.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
104.	Roundhill Streaming Services & Technology ETF, Series of Listed Funds Trust
105.	Salient MF Trust
106.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
107.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
108.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
109.	SHP ETF Trust
110.	Six Circles Trust

111.	Sound Shore Fund, Inc.
112.	Spear Alpha ETF, Series of Listed Funds Trust
113.	Strategy Shares
114.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
115.	Syntax ETF Trust
116.	The Active Dividend Stock ETF, Series of Collaborative Investment Series Trust
117.	The Chartwell Funds
118.	The Community Development Fund
119.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
120.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
121.	The Relative Value Fund
122.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
123.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
124.	Third Avenue Trust
125.	Third Avenue Variable Series Trust
126.	Tidal ETF Trust
127.	TIFF Investment Program
128.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
129.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
130.	Timothy Plan International ETF, Series of The Timothy Plan
131.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
132.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
133.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
134.	Transamerica ETF Trust
135.	Trend Aggregation Aggressive Growth ETF, Series of Collaborative Investment Series Trust
136.	Trend Aggregation Conservative ETF, Series of Collaborative Investment Series Trust
137.	Trend Aggregation ESG ETF, Series of Collaborative Investment Series Trust
138.	Trend Aggregation US ETF, Series of Collaborative Investment Series Trust
139.	TrueShares AI & Deep Learning ETF, Series of Listed Funds Trust
140.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
141.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
142.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
143.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
144.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
145.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
146.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
147.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
148.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
149.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
150.	TrueShares Structured Outcome (May) ETF, Listed Funds Trust
151.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
152.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
153.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
154.	U.S. Global Investors Funds
155.	Variant Alternative Income Fund
156.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
157.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
158.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
159.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
160.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
161.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
162.	VictoryShares Protect America ETF, Series of Victory Portfolios II
163.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
164.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
165.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
166.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
167.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
168.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
169.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
170.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

171.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
172.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
173.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
174.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
175.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
176.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
177.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
178.	West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)
179.	WisdomTree Trust
180.	WST Investment Trust
181.	XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Vice President	None
Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)	Not applicable.

Item 33.	Location of Accounts and Records

The books and other documents required by Rule 31a-1 under the Investment Company Act of 1940 are maintained in the physical possession of the Trust’s service providers, whose addresses are as follows:

JPMorgan Chase Bank, N.A. 70 Fargo Street, 4th Floor Boston, MA 02210	AGF Investments and AGF 53 State Street Suite 1308 Boston, MA 02109	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

U.S. Bank Global Fund Services – Transfer Agent to the AGF Mutual Funds

777 East Wisconsin Avenue

Milwaukee, WI 53202

Item 34.	Management Services

None.

Item 35.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 71 meets all of the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 28th day of October, 2021.

AGF INVESTMENTS TRUST
By:	/s/ William H. DeRoche
William H. DeRoche, President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ William H. DeRoche
William H. DeRoche	Trustee and President	October 28, 2021

/s/ Joshua G. Hunter
Joshua G. Hunter	Principal Financial Officer and Treasurer	October 28, 2021

/s/ Peter A. Ambrosini*
Peter A. Ambrosini	Trustee	October 28, 2021

/s/ Joseph A. Franco*
Joseph A. Franco	Trustee	October 28, 2021

/s/ Richard S. Robie III*
Richard S. Robie III	Trustee	October 28, 2021

/s/ Robert J. Rhatigan
Robert J. Rhatigan

*Signatures affixed by Robert J. Rhatigan on October 28, 2021 pursuant to power of attorney.

Exhibit Index

EX.99.d.vi	Fifth Amendment to Investment Advisory Agreement with respect to the AGFiQ ETFs

EX.99.e.ii	ETF Distribution Agreement Novation with Foreside Fund Services, LLC

EX 99.e.vi	AGF Mutual Funds Distribution Agreement Novation with Foreside Fund Services, LLC

EX.99.i	Opinion and Consent of Counsel

EX.99.j	Consent of Independent Registered Public Accounting Firm

EX.99.m	Distribution Plan pursuant to Rule 12b-1

EX.99.p.ii	Code of Ethics of AGF Investments LLC

EX.99.p.iii	Code of Ethics of AGF Investments America Inc.

EX-101.INS	XBRL Instance Document.

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase